Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	WX
Entity Registrant Name	WuXi PharmaTech (Cayman) Inc.
Entity Central Index Key	0001403132
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	561,121,002

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 54,133	$ 71,368
Restricted cash	423	2,458
Short-term investments	175,245	128,054
Accounts receivable, net of allowance of $943 and $712 for 2011 and 2012, respectively	99,578	72,736
Inventories	47,774	45,351
Other current assets	9,752	10,605
Deferred tax assets	9,055	4,528
Total current assets	395,960	335,100
Non-current assets:
Long-term investments	14,015	4,335
Goodwill	32,561	34,701
Property, plant and equipment, net	264,381	245,694
Intangible assets, net	7,268	10,568
Prepaid land use rights	5,564	5,488
Deferred tax assets	3,037	8,499
Other non-current assets	19,749	19,469
Total non-current assets	346,575	328,754
Total assets	742,535	663,854
Current liabilities:
Short-term bank borrowings, including current portion of long-term debt	59,089	28,661
Convertible notes-current		35,864
Accounts payable	21,808	22,803
Accrued liabilities	27,411	20,913
Deferred revenue	17,052	15,881
Advanced subsidies	9,265	6,417
Other taxes payable	1,581	2,196
Income tax payable	4,305	4,233
Other current liabilities	6,910	5,785
Total current liabilities	147,421	142,753
Non-current liabilities:
Long-term debt, excluding current portion	5,697	1,646
Advanced subsidies	2,663	3,215
Long-term payables	732	3,944
Other non-current liabilities	7,799	6,570
Total non-current liabilities	16,891	15,375
Total liabilities	164,312	158,128
Commitments and contingencies (Note 18)
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2011 and 2012; 570,489,352 and 561,121,002 issued and outstanding as of December 31, 2011 and 2012, respectively)	11,222	11,410
Additional paid-in capital	331,714	345,832
Accumulated earnings	188,604	103,159
Accumulated other comprehensive income	46,683	45,325
Total equity	578,223	505,726
Total liabilities and equity	$ 742,535	$ 663,854

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance	$ 712	$ 943
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, issued	561,121,002	570,489,352
Ordinary shares, outstanding	561,121,002	570,489,352

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net revenues:
Sales revenue, services	$ 499,912	[1]	$ 407,177	[1]	$ 334,061	[1]
Cost of revenues:
Cost of services	(316,674)	[1]	(250,733)	[1]	(206,469)	[1]
Gross profit	183,238		156,444		127,592
Operating expenses (income):
Selling and marketing expenses	(15,335)		(10,271)		(9,086)
General and administrative expenses	(70,324)		(56,954)		(46,640)
Research and development expenses	(8,136)		(5,409)		(368)
Impairment charges for goodwill and intangible assets	(3,415)
Revaluation of contingent consideration	3,391
Total operating expenses	(93,819)		(72,634)		(56,094)
Operating income	89,419		83,810		71,498
Other income, net	8,548		8,509		28,410
Interest expense	(1,718)		(790)		(436)
Interest income	7,728		6,056		1,583
Income before income taxes	103,977		97,585		101,055
Income tax expense	(17,393)		(16,606)		(10,244)
Net income	86,584		80,979		90,811
Earnings per share
Basic	$ 0.15		$ 0.14		$ 0.16
Diluted	$ 0.15		$ 0.13		$ 0.15
Other comprehensive income:
Currency translation adjustments	1,358		18,807		9,438
Comprehensive income	87,942		99,786		100,249
Shares used in calculating basic earnings per share	568,366,612		567,076,049		556,338,146
Shares used in calculating diluted earnings per share	582,378,749		603,517,876		597,522,573
Laboratory services
Net revenues:
Sales revenue, services	382,890	[1]	311,638	[1]	278,908	[1]
Cost of revenues:
Cost of services	(235,148)	[1]	(184,882)	[1]	(166,436)	[1]
Gross profit	147,742		126,756		112,472
Manufacturing services
Net revenues:
Sales revenue, services	117,022	[1]	95,539	[1]	55,153	[1]
Cost of revenues:
Cost of services	(81,526)	[1]	(65,851)	[1]	(40,033)	[1]
Gross profit	$ 35,496		$ 29,688		$ 15,120

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Sales revenue, services	$ 499,912,000	[1]	$ 407,177,000	[1]	$ 334,061,000	[1]
Manufacturing Services
Sales revenue, services			20,400,000		15,900,000
Cost of revenue			$ 12,700,000		$ 8,700,000

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Ordinary	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2009	$ 280,133	$ 11,012	$ 320,672	$ (68,631)	$ 17,080
Beginning Balance (in shares) at Dec. 31, 2009		550,609,256
Issuance of ordinary shares pursuant to share option plan (in shares)		10,362,824
Issuance of ordinary shares pursuant to share option plan	2,363	207	2,156
Share-based compensation expense	10,085		10,085
Currency translation adjustment	9,438				9,438
Net income	90,811			90,811
Ending Balance at Dec. 31, 2010	392,830	11,219	332,913	22,180	26,518
Ending Balance (in shares) at Dec. 31, 2010		560,972,080
Issuance of ordinary shares pursuant to share option plan (in shares)		9,517,272
Issuance of ordinary shares pursuant to share option plan	1,637	191	1,446
Share-based compensation expense	11,473		11,473
Currency translation adjustment	18,807				18,807
Net income	80,979			80,979
Ending Balance at Dec. 31, 2011	505,726	11,410	345,832	103,159	45,325
Ending Balance (in shares) at Dec. 31, 2011		570,489,352
Issuance of ordinary shares pursuant to share option plan (in shares)	1,752,184	7,743,594
Issuance of ordinary shares pursuant to share option plan	1,380	155	1,225
Share-based compensation expense	14,314		14,314
Conversion of convertible notes (in shares)		22,771,021
Conversion of convertible notes	35,864	455	35,409
Repurchase of ordinary shares issued for convertible notes (in shares)		(22,771,021)
Repurchase of ordinary shares issued for convertible notes	(37,003)	(455)	(35,409)	(1,139)
Repurchase of ordinary shares (in shares)		(17,111,944)
Repurchase of ordinary shares	(30,000)	(343)	(29,657)
Currency translation adjustment	1,358				1,358
Net income	86,584			86,584
Ending Balance at Dec. 31, 2012	$ 578,223	$ 11,222	$ 331,714	$ 188,604	$ 46,683
Ending Balance (in shares) at Dec. 31, 2012		561,121,002

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 86,584	$ 80,979	$ 90,811
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	14,314	11,473	10,085
Depreciation and amortization expense	41,672	33,997	29,208
Provision for doubtful receivables	486	403	10
Inventory write down	714	997	272
Loss on disposal of long-lived assets	641	1,362	1,384
Revaluation of contingent consideration	(3,391)
Impairment charges for goodwill and intangible assets	3,415
Goodwill adjustment due to final purchase price allocation	479
Loss (gain) on forward contracts marked to market	(2,053)	1,600	(2,258)
Loss from equity-method investments	642
Changes in assets and liabilities, net of effect of acquisition:
Accounts receivable	(27,312)	(14,399)	(11,497)
Inventories	(3,175)	(26,808)	(2,820)
Other current assets	1,250	(332)	(3,737)
Other non-current assets	6	237	2,888
Accounts payable	1,629	5,018	1,950
Accrued liabilities	6,431	(1,698)	3,006
Other taxes payable	1,511	184	(157)
Other current liabilities	1,577	(831)	780
Deferred revenue	1,152	6,282	4,083
Advanced subsidies	1,144	314	1,499
Deferred taxes	3,162	2,286	147
Long-term payable	177
Net cash provided by operating activities	131,055	101,064	125,654
Investing activities:
Acquisition of businesses, net of cash acquired		(12,555)
Purchase of property, plant and equipment	(66,869)	(63,405)	(48,876)
Proceeds from sales of property, plant and equipment	69	77	28
Purchase of intangible assets	(968)	(605)	(543)
Change in restricted cash	2,032	(396)	(607)
Purchase of short-term investments	(305,582)	(280,772)	(118,177)
Purchase of long-term investments	(10,321)	(4,335)
Sales of short-term investments	259,283	196,165	103,405
Advanced subsidy received for construction	4,779	3,163	2,968
Payment for residential buildings		(15,871)
Net cash provided by (used in) investing activities	(117,577)	(178,534)	(61,802)
Financing activities:
Proceeds from long-term debt	4,260
Repayment of long-term debt	(265)	(315)	(251)
Proceeds from short-term bank borrowings	77,241	55,950
Repayment of short-term bank borrowings	(46,853)	(27,500)	(34,374)
Proceeds from exercise of share options	1,381	1,637	2,363
Repurchase of ordinary shares issued for convertible notes	(37,003)
Repurchase of ordinary shares	(30,000)
Net cash provided by (used in) financing activities	(31,239)	29,772	(32,262)
Effect of exchange rate changes on cash and cash equivalents	526	3,665	3,301
Net increase (decrease) in cash and cash equivalents	(17,235)	(44,033)	34,891
Cash and cash equivalents at beginning of year	71,368	115,401	80,510
Cash and cash equivalents at end of year	54,133	71,368	115,401
Supplemental disclosure of cash flow information:
Cash paid for interest	(1,566)	(615)	(768)
Cash paid for income taxes	(15,606)	(13,226)	(9,263)
Non-cash investing and financing activities:
Purchases of property, plant and equipment included in accounts payable	$ 4,292	$ 6,955	$ 5,144

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

WuXi PharmaTech (Cayman) Inc. (“the Company”) was incorporated under the laws of the Cayman Islands on March 16, 2007. As of December 31, 2012, the Company operated primarily through the following subsidiaries:

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
WuXi AppTec (BVI) Inc. (“WXAT BVI”)	British Virgin Islands June 3, 2004	100%	Holding company of People’s Republic of China (“PRC”) subsidiaries
WuXi AppTec Co., Ltd. (“WXAT”)	PRC July 13, 2005	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Shanghai) Co., Ltd. (“WASH”)	PRC April 2, 2002	100%	Laboratory services to pharmaceutical and biotechnology industries
Shanghai SynTheAll PharmaTech Co., Ltd. (“STA”)	PRC January 23, 2003	100%	Pharmaceutical manufacturing
WuXi AppTec (Suzhou) Co., Ltd. (“WASZ”)	PRC October 8, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Tianjin) Co., Ltd. (“WATJ”)	PRC June 5, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec Holding Company, Inc. (“AppTec Holding”)	United States of America (“United States” or “U.S.”) January 3, 2008	100%	Holding company of U.S. subsidiaries
WuXi AppTec, Inc. (“AppTec”)	United States January 3, 2008	100%	Laboratory services to biotechnology and medical device industries
WX (BVI), Ltd.	British Virgin Islands July 4, 2008	100%	Holding company of European subsidiaries
Kaipara Enterprises Ltd.	Cyprus July 14, 2008	100%	Shell company
Klivia Investments Sp. Z o.o.	Poland July 31, 2008	100%	Intermediate holding company
WuXi AppTec Biopharmaceuticals Co., Ltd. (“WABIO”)	PRC May 25, 2010	100%	Biologics manufacturing
WuXi AppTec (Wuhan) Co., Ltd. (“WAWH”)	PRC November 30, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries
Shanghai AppTec (HK) Ltd.	Hong Kong December 10, 2010	100%	Shell company
Global Bond Investments Ltd.	Hong Kong December 8, 2010	100%	Investment management
Chemdepo, Inc. (“Chemdepo”)	United States March 30, 2011	100%	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
WuXi AppTec UK, Inc. (“AppTec UK”)	United Kingdom January 17, 2011	100%	Sales company
WuXi AppTec Sales, LLC (“Sales LLC”)	United States January 19, 2011	100%	Sales company
STA Pharmaceutical Hong Kong Ltd. (“STA HK”)	Hong Kong April 12, 2011	100%	Sales company
Shanghai STA Pharmaceutical R&D Co., Ltd. (“STA R&D”)	PRC April 15, 2011	100%	Pharmaceutical process development and manufacturing
WuXi PharmaTech Investment Holdings (Cayman) Inc.	United States May 24, 2011	100%	Investment holding company
WuXi PharmaTech Investments (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Fund I General Partner L.P.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Investment Management (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Healthcare Fund I L.P.	Cayman Islands May 24, 2011	100%	Corporate venture investment fund (US dollar fund)
Wuxi AppTec Investment & Development Co., Ltd.	PRC June 29, 2011	100%	Investment management
WuXi AppTec Biomedical Investment Management L.P.	PRC July 18, 2011	100%	Investment management
WuXi AppTec Equity Investment Management Co., Ltd.	PRC August 11, 2011	100%	Investment management
WuXi AppTec Investment Fund I L.P.	PRC August 16, 2011	100%	Corporate venture investment fund
WuXi AppTec Clinical Research and Regulatory Services Co., Ltd. (“WACR”)	PRC September 23, 2011	100%	Clinical development and regulatory services
Abgent, Inc.	United States October 14, 2011	100%	Biologics reagent research and sales
Abgent Europe Ltd.	United Kingdom October 14, 2011	100%	Biologics reagent sales
Abgent Biotechnology (Shanghai) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent production
Abgent Biotechnology (Suzhou) Co., Ltd. (“Abgent Suzhou”)	PRC October 14, 2011	100%	Biologics reagent development and production
MedKey Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
Jiecheng Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization
WuXi AppTec (Changzhou) Co., Ltd.	PRC December 15, 2011	100%	Pharmaceutical manufacturing
WuXi AppTec (Nanjing) Testing Technology Co., Ltd.	PRC December 16, 2011	100%	Testing services (no activity in 2012)
WuXi AppTec (Hong Kong) Ltd.	PRC March 26, 2012	100%	Sales company
WuXi AppTec (Suzhou) Testing Technology Co., Ltd.	PRC May 30, 2012	100%	Testing services (no activity in 2012)
STA Pharmaceutical (Haimen) Co., Ltd.	PRC July 2, 2012	100%	Pharmaceutical manufacturing (no activity in 2012)

The Company, together with its subsidiaries, is principally engaged in providing laboratory and manufacturing services to support research and development for pharmaceutical, biotechnology and medical device companies.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation and principles of consolidation

The consolidated financial statements of the Company are prepared and presented in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. The significant estimates included in the accompanying consolidated financial statements include assumptions regarding the valuation of goodwill and other long-lived assets, the estimated useful lives of long-lived assets, the valuation of deferred tax assets, the provision for uncertain tax positions and the computation of share-based compensation expense. Actual results may vary from these estimates.

(c) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are unrestricted as to withdrawal and use and that have original maturities of three months or less from the date of purchase.

(d) Restricted cash

Restricted cash represents cash held (i) as deposits for forward contracts and (ii) as collateral for letters of credit issued primarily for equipment purchases. The classification is based on the expected expiration of the underlying forward contracts and letters of credit.

(e) Inventories

Inventories are stated at the lower of cost or market. To determine market value, the Company considers various factors, including estimated selling price in the ordinary course of business, predictable costs of completion and disposal and an allowance for a normal profit margin. The Company determines cost on a weighted-average basis. Cost is comprised of direct materials and, where applicable, direct labor and overhead costs that have been incurred in bringing the inventories to their present location and condition.

(f) Investments

Investments in debt and equity securities are primarily comprised of held-to-maturity securities and are measured at amortized cost. The Company classifies investments with maturities of more than three months and less than twelve months as short-term investments, and it classifies investments with maturities of more than twelve months as long-term investments.

The Company accounts for the investments in the investees of which the Company owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies as cost-method investments. The Company’s cost-method investments are carried at historical cost and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect on the investments’ value. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investments’ cost over its fair value when the impairment is deemed other than temporary.

The Company accounts for the investments in the investees over which the Company has the ability to exert significant influence over the investees’ operating and financial policies using the equity method of accounting. The share of earnings or losses of the investees is recognized in the Company’s consolidated statements of comprehensive income and adjusts the carrying amount of the investments. Dividends received reduce the carrying amount of the investments. Equity-method investments are reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other than temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Company to hold investments and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other than temporary.

(g) Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. There was no interest capitalized into property, plant and equipment in 2010, 2011 and 2012. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. The Company expenses repair and maintenance costs when they are incurred.

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

(h) Prepaid land use rights

All land in the PRC is owned by the PRC government, who, according to PRC law, may sell the right to use the land for a specified period of time. Prepaid land use rights are recognized ratably over the life of the 50-year land lease.

(i) Intangible assets, net

Intangible assets consist primarily of acquired software licenses, customer relationships, brand names, patents and non-compete agreements. They are recorded at cost less accumulated amortization. Customer relationships are amortized on an accelerated basis over periods ranging from 1 to 10 years, while all other intangible assets are amortized on a straight-line basis over their expected useful lives ranging from 2 to 30 years.

(j) Goodwill

Goodwill represents the cost in excess of the fair value of net tangible and identifiable intangible assets acquired in business combinations. The Company adopted Accounting Standards Update (“ASU”) 2011-08, Intangibles-Goodwill and Other (Topic 350), since 2012, which give the Company an option to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-steps goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The fair value of each reporting unit is determined by the Company, using the expected present value of future cash flows. The key assumptions used in the calculation include the long-term rates of sales and cost growth, expected profitability, working-capital requirements and discount rates. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination, with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management has selected November 30 to perform its annual impairment test.

In the third quarter of 2012, the Company adjusted goodwill of $0.48 million in connection with the adjustment of the acquired deferred tax assets. In addition, the Company determined that an indication of potential goodwill and long-lived asset impairment existed due in large part to the poor commercial performance of Abgent’s antibody pool evidenced by a significant decline in new sales orders commencing in the fourth quarter of 2012. As a result of the analysis, the Company recognized a goodwill impairment of $1.7 million.

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745
Balance as of December 31, 2011	34,701	—	34,701
Goodwill adjustments	(479)	—	(479)
Impairment recognized	(1,661)		(1,661)

Balance as of December 31, 2012	$32,561	$—	$32,561

(k) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amounts to the future undiscounted cash flows that the assets are expected to generate. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the amount by which the carrying value of the assets exceeds their fair value.

For the reason stated in Note 2(j), the Company performed a recoverability test of its long-lived assets associated with the Abgent business in the fourth quarter of 2012. Based on this analysis, the Company recognized an impairment of acquired intangibles of $1.8 million.

Fair value of the long-lived intangible assets was determined by the Company based on the excess-earnings method, a method within the income approach whereby the value of an intangible asset is determined by discounting to present value the earnings generated by the asset that remains after a deduction for a return on other contributory assets. These assets normally include working capital, fixed assets and other intangible assets. After a fair return on tangible and other intangible assets is subtracted, the remaining “excess” cash flow (or net cash flow) is attributed to the intangible asset being valued. The excess-earnings method explicitly recognizes that the current value of an investment is premised upon the expected receipt of future economic benefits. In the valuation of an intangible asset, an indication of value is developed by discounting excess cash flows attributed to the asset to present value at a rate that reflects the current return requirements of the market.

(l) Revenue recognition

Revenues are recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product or performance of the service has occurred and there is reasonable assurance of collection of the sales proceeds. Revenue was recognized net of sales-related taxes of $0.1 million, $0.3 million and $0.4 million for the years ended December 31, 2010, 2011 and 2012, respectively.

For laboratory services provided on a fee-for-service or project basis, the Company recognizes revenues upon finalization of the project terms and delivery and acceptance of the final product, which is generally in the form of a technical laboratory report or a quantity of pharmaceutical compound. For services on a fee-for-service or project basis that span multiple accounting periods, the Company recognizes revenue as it performs services and satisfies its contractual obligations, measured on a proportional-performance basis, generally using output measures that are specific to the service being provided. Examples of output measures include dosing performed, specimens prepared and hours worked. Nearly all of the fee-for-service contracts have durations of less than one year.

For laboratory services provided under a full time equivalent (“FTE”) basis, the customer pays a fixed rate per FTE employee and the Company recognizes revenue as the services are provided. FTE contracts do not require acceptance by the customer of specified deliverables from the Company.

The Company provides manufacturing services to its customers that involve the manufacture of advanced intermediates and active pharmaceutical ingredients for research and development or commercial use. Revenues from the sale of manufactured products are recognized upon delivery and acceptance by the customer when title and risk of loss has been transferred, assuming all other revenue recognition criteria have been met. The Company records deferred revenues for payments received from the customer prior to the delivery of the products.

(m) Research and development expense

Research and development expenses include costs directly attributable to the conduct of research and development programs, mainly including the labor cost, consumed materials and other expenses incurred in the activities of research and development. All costs associated with research and development are expensed as incurred.

(n) Shipping and handling costs

Shipping and handling costs relating to the delivery of technical reports or products are included in selling expenses and were $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

(o) Government subsidies

Government subsidies are initially recorded as advanced subsidies and are recognized as reductions of general and administrative expenses, as other income or as reductions of the cost of assets acquired when the associated obligations for earning such subsidies have been met. The Company received government subsidies of $8.6 million, $9.9 million and $14.0 million during the years ended December 31, 2010, 2011 and 2012, respectively. The Company recognized government subsidies for general corporate purposes of $4.1 million, $6.4 million and $8.1 million as either a reduction of general and administrative expenses or as other income and $1.5 million, $1.8 million and $3.7 million as reductions of the cost of assets acquired during the years ended December 31, 2010, 2011 and 2012, respectively. In 2012, a local government provided the Company with the use of certain laboratories for free for a period of five years.

As of December 31, 2011 and 2012, the Company had recorded balances of advanced subsidies of $9.6 million and $11.9 million, respectively.

(p) Operating leases

Leases where substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Operating lease expense is charged to the consolidated statement of operations on a straight-line basis over the lease period.

The Company has obtained certain deferred lease credits, which represent leasehold improvements made directly by the Company that are to be reimbursed by the landlord. Deferred lease credits are amortized using the straight-line method over the related lease term, beginning with the lease commencement date, and recorded as a component of lease expense.

(q) Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $0.5 million, $0.6 million and $0.7 million for the years ended December 31, 2010, 2011 and 2012, respectively, and are classified as selling and marketing expenses.

(r) Share-based compensation

Share-based awards are recognized as compensation expenses, net of estimated forfeitures, in the consolidated statement of operations based on the fair value of equity awards on the date of the grant, with the compensation expense recognized over the service period. Share-based compensation expense has been recorded in either cost of revenues, selling and marketing expenses or general and administrative expenses, depending on the job functions of the grantees. The Company recognized share-based compensation expense of $10.1 million, $11.5 million and $14.3 million for the years ended December 31, 2010, 2011 and 2012, respectively (see Note 13).

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2010	2011	2012
Cost of revenues	3,636	3,793	3,905
Selling and marketing expenses	121	13	231
General and administrative expenses	6,328	7,667	10,178

Total	10,085	11,473	14,314

(s) Income taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates a deferred tax asset or liability using current tax laws and enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the U.S. GAAP basis in excess of the U.S. tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not to be sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely to be sustained upon the ultimate settlement of such uncertain position.

(t) Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and the if-converted method for convertible notes.

(u) Foreign currency translation

The reporting currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rate at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollars at the applicable rates of exchange prevailing on the date the transaction occurred. Transaction gains and losses are recognized in the statements of operations.

The financial records of the Company’s PRC subsidiaries are maintained in Renminbi (“RMB”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Cumulative translation adjustments are shown as a separate component of accumulated other comprehensive income in the statement of changes in equity and comprehensive income. Transaction gains and losses are recognized in the statements of operations in other income, net.

The RMB is not a freely convertible currency. The PRC State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC’s foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $48.2 million and $10.5 million as of December 31, 2011 and 2012, respectively.

(v) Derivative instruments

From time to time, the Company enters into deliverable and non-deliverable foreign-exchange forward contracts with financial institutions to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The Company does not apply hedge accounting to the instruments and, as such, they are marked to market at each reporting date, with changes in fair value recognized in the statements of operations.

The gains from foreign-exchange forward contracts were $2.8 million, $4.7 million and $5.3 million for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included in other income, net.

(w) Comprehensive income

Comprehensive income is comprised of net income and foreign-currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

(x) Concentration of credit risks

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents mainly with large, state-owned financial institutions in the PRC.

The Company does not require collateral or other security to support financial instruments subject to credit risks. The Company establishes an allowance for doubtful receivables primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

(y) New accounting pronouncements

On July 27, 2012, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2012-02, which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. ASU 2012-02 is effective for annual and interim impairment tests performed. The Company is required to adopt ASU 2012-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On January 31, 2013, the FASB issued ASU 2013-01, which clarifies the offsetting disclosure requirements in ASU 2011-11. Under ASU 2013-01, the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815, including bifurcated embedded derivatives. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013 and interim periods within those years. Retrospective application is required for all comparative periods presented. The Company is required to adopt ASU 2013-01 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On February 5, 2013, the FASB issued ASU 2013-02, which requires entities to disclose the following additional information about items reclassified out of accumulated other comprehensive income (AOCI):

•

Changes in AOCI balances by component (e.g., unrealized gains or losses on available-for-sale securities or foreign-currency items). Both before-tax and net-of-tax presentations of the information are acceptable as long as an entity presents the income tax benefit or expense attributed to each component of OCI and reclassification adjustments in either the financial statements or the notes to the financial statements.

•	Significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements.

The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012 and should be applied prospectively. The Company is required to adopt ASU 2013-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS

3. ACQUISITIONS

Charles River Laboratories International Inc. (“Charles River”)

On April 26, 2010, the Company and Charles River, a contract research organization based in Wilmington, Massachusetts, entered into an Agreement and Plan of Arrangement, referred to as an acquisition agreement. On July 29, 2010, the Company signed a termination agreement with Charles River to terminate the acquisition agreement. In accordance with the terms of the termination agreement, on July 29, 2010, the Company received a $30.0 million termination fee payment from Charles River in full satisfaction of the parties’ obligations under the acquisition agreement. The termination agreement also included mutual releases of any claims and liabilities arising out of or relating to the acquisition agreement. Of the $30.0 million termination fee, $5.0 million was used to offset the merger-related costs recorded in general and administrative expenses and the remaining $25.0 million was recorded in other income, net.

Abgent Inc. and its subsidiaries (“Abgent”)

On October 14, 2011, the Company acquired Abgent, a provider of biological research reagent products and services based in Suzhou, PRC, and San Diego, United States.

The purchase price of $12.1 million includes an $ 8.8 million cash payment on the acquisition date and an additional $3.3 million, which represents the fair value of a $5.0 million contingent cash payment to be made based on the achievement of certain revenue targets over the next two years. The fair value of the contingent cash consideration was estimated using a probability-weighted discounted cash flow model. Key assumptions include probabilities assigned to revenues and a discount rate based on the Company’s estimated borrowing costs.

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$2,823
Property, plant and equipment	807
Intangible assets-brand names	2,532	30 years
Intangible assets-customer relationships	243	10 years
Intangible assets-patents	484	5.9-10 years
Intangible assets-non-compete agreements	1,105	5 years
Goodwill	7,927
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)

Total purchase price	$12,074

In the third quarter of 2012, the Company adjusted the acquired deferred tax assets of $0.48 million. The $7.9 million of goodwill was assigned to the laboratory services segment.

The Company recognized the goodwill impairment of $1.7 million during the year ended December 31, 2012.

The Company measured the fair value of the brand names and patents under the relief-from-royalty method. Under the methodology, fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the brand name, royalty rates and estimated asset lives. Customer relationships were valued using the excess-earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after reduction by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, estimated product cycles and customer attrition rates. The Company measured the fair value of non-compete agreements based on incremental discounted cash flows analyses computed with and without assumed competition.

MedKey

On October 31, 2011, the Company acquired MedKey, two clinical research services companies based in Shanghai, PRC. The purchase price of $4.1 million included a $3.4 million cash payment on the acquisition date and $0.7 million representing the present value of a $0.7 million cash payment due in two years from the acquisition date.

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$1,449
Intangible assets-brand names	1,445	20 years
Intangible assets-customer relationships	1,393	10 years
Intangible assets-non-compete agreements	284	5 years
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)

Total purchase price	$4,082

The $1.6 million of goodwill was assigned to the laboratory services segment.

The Company measured the fair value of the brand names under the relief-from-royalty method. Under this methodology, fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the brand names, royalty rates and estimated asset lives. Customer relationships were valued using the excess-earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible assets after reduction by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible assets. Key assumptions included discounted cash flow analyses, estimated product cycles and customer attrition rates. The Company measured the fair value of non-compete agreements based on incremental discounted cash flows analyses computed with and without assumed competition.

Chemdepo

On March 30, 2011, the Company acquired Chemdepo, a U.S.-based service provider for the pharmaceutical industry. Chemdepo primarily offers radioactive chemistry compound synthesis services.

The total purchase price was $1.4 million. The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

Amount
Current assets	$666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)

Total purchase price	$1,350

The $0.7 million of goodwill was assigned to the laboratory services segment.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT

4. FAIR VALUE MEASUREMENT

The Company does not have any nonfinancial assets or nonfinancial liabilities that it recognizes or discloses at fair value in its financial statements on a recurring basis.

Financial assets and liabilities that are recorded at fair value on a recurring basis reflect fair value at the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. The Company applies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

•

Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•

Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•

Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts — recorded in other current assets	$2,051	$—	$2,051	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts — recorded in other current liabilities	(1,050)	—	(1,050)	—

Total	$1,001	$—	$1,001	$—

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$3,073	$—	$3,073	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(18)	—	(18)	—

Total	$3,055	$—	$3,055	$—

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012:

Derivative Type	Amount of Gain on Derivatives Recognized in Income
	2010	2011	2012
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts —recorded in other income, net	$2,773	$4,712	$5,337

The Company held deliverable foreign-exchange forward contracts with a total notional value of $55.0 million and $155.0 million as of December 31, 2011 and 2012, respectively. These contracts mature in three to fifteen months. In 2011 and 2012, the Company entered into non-deliverable foreign-exchange forward contracts with a well-known financial institution. Under such contracts, parties agree to exchange two currencies at a pre-determined rate at a specified future date without physical delivery of the currencies. A non-deliverable forward currency contract is an illiquid instrument that is not transferrable or tradable. As such, the Company will hold the instruments until the settlement date. The Company held non-deliverable forward contracts with notional value of $170.5 million and $90.0 million as of December 31, 2011 and 2012, respectively, and non-deliverable forward contract options with notional values of $73.0 million and $60.0 million as of December 31, 2011 and 2012, respectively.  These contracts mature in one to thirteen months from the contract date.

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2011	Deliverable foreign-exchange forward contracts	$55,000	$1,185
As of December 31, 2011	Non-deliverable foreign-exchange forward contracts and options	$243,539	$(184)

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2012	Deliverable foreign-exchange forward contracts	$155,000	869
As of December 31, 2012	Non-deliverable foreign-exchange forward contracts and options	$150,000	2,186

The Company used the Black-Scholes option pricing model in valuing the non-deliverable foreign exchange forward contract options. The Black-Scholes model requires inputs including the spot, forward and interest rates and market-implied volatility, which were derived from external sources.

For the remainder of the derivative financial instruments, the Company used a discounted cash flow methodology, which requires inputs such as interest-rate yield curves and foreign exchange rates.

The significant inputs used in the aforementioned models are either directly observable or can be corroborated with market-observable data and therefore the fair value measurements are classified as Level 2.

The estimated fair value of the Company’s financial instruments, including short-term investments, accounts receivables, advances to suppliers, accounts payable, income taxes payable, accrued liabilities and short-term borrowings, approximates their carrying value due to their short-term nature. At December 31, 2012, the Company’s long-term investments in privately held companies had a total fair value of $14.0 million, which approximated investment cost. The fair value of long-term borrowings as of December 31, 2011 and 2012 totaled $1.7 million and $5.2 million, respectively, amounts estimated based on discounted cash flow analyses at prevailing market rates on each valuation date. The convertible notes had a carrying value of $35.9 million as of December 31, 2011. The fair value of these convertible notes was $35.9 million as of December 31, 2011, which was determined using the present value of the loan feature and the fair value of the conversion feature computed using the Black-Scholes model. All convertible notes were converted into ordinary shares in 2012.

The following table presents the Company’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2012:

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss
Acquired intangibles	$2,138	$—	$—	$2,138	$1,754
Goodwill	6,266		—	6,266	1,661

Total	$8,404	$—	$—	$8,404	$3,415

Primarily as a result of Abgent’s financial performance in 2012 and reduced expectations of future cash flows from certain identified intangible assets, the Company determined that the Abgent brand name, patents, non-compete agreements and customer relationships with a carrying amount of $3.9 million were not recoverable and consequently recorded an impairment charge of $1.8 million for the year ended December 31, 2012. The goodwill attributable to Abgent of $7.9 million was written down to its implied fair value of $6.3 million, resulting in an impairment charge of $1.7 million for the year ended December 31, 2012.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES

5. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2011	2012
Raw materials	$12,026	$13,955
Work-in-progress	19,417	14,666
Finished goods	13,908	19,153

Total	$45,351	$47,774

For the years ended December 31, 2010, 2011 and 2012, inventories were written down by $0.3 million, $2.2 million and $2.9 million, respectively, to reflect the lower of cost or market.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

Equity-method investments

Investments accounted for by the equity method consist of the following:

	As of December 31, 2012
	Carrying Amount	Ownership Percentage
NICLC	$637	40%
SCL	4,858	50%

Total	5,495

On April 19, 2012, the Company invested $0.6 million in Nanjing Innovative Compound Library Center, Ltd. (“NICLC”), and obtained 40% of NICLC’s outstanding shares. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of NICLC.

On September 12, 2012, the Company and MedImmune, the global biologics arm of AstraZeneca, formed a joint venture, Soaring China Ltd. (“SCL”), to develop and commercialize MEDI5117, a novel biologic for autoimmune and inflammatory diseases, in China. As of December 31, 2012, the Company had invested $5.5 million into SCL. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of the joint venture. The Company recognized its share of the joint venture’s loss of $0.6 million incurred for the year ended December 31, 2012.

On December 12, 2012, the Company and Pharm Research Associates (UK) Ltd. (“PRA”), a leading global clinical contract research organization, entered into a joint venture agreement to offer a broad platform of Phase I-IV clinical trial services in China, Hong Kong and Macau. As of December 31, 2012, the approval of the joint venture’s operating license by the Chinese government was pending. Once approval is obtained, these operations, which are currently conducted in wholly owned subsidiaries, specifically, WACR and Jiecheng Med-Tech Development Co., Ltd., will subsequently be accounted for as equity-method investments.

Cost-method investments

To enhance its platform of capabilities, in 2011 the Company formed investment companies and corporate venture funds to invest in technology and life-science companies. As of December 31, 2012, the Company had invested $8.5 million in certain technologies and life-science companies. These investments were all accounted for using the cost method since the Company does not have the ability to exert significant influence over the investees. As of December 31, 2012, there had been no identified events or changes in circumstances that had a significant adverse effect on the investments or other indicators of impairment.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2011	2012
Buildings	$71,953	$73,261
Vehicles	2,684	2,655
Fixtures and equipment	178,411	215,450
Building improvements	57,284	72,202

Total	310,332	363,568
Less: Accumulated depreciation	(103,033)	(140,402)

Subtotal	207,299	223,166
Construction in progress	38,395	41,215

Property, plant and equipment, net	$245,694	$264,381

Depreciation expense was $25.9 million, $31.9 million and $39.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Impairment charges for property, plant and equipment were $0, $0 and $0 for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2011 and 2012, the Company did not have any pledged property, plant and equipment to secure banking facilities granted to the Company.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

As of December 31, 2011 and 2012, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2011	2012
Cost:
Customer relationships	$11,132	$10,682
Patents	484	359
Trade names	3,983	3,429
Non-compete agreements	1,390	535
Software	6,779	7,768

Total	$23,768	$22,773

Accumulated amortization:
Customer relationships	(8,182)	(9,443)
Patents	(17)	(96)
Trade names	(30)	(185)
Non-compete agreements	(56)	(315)
Software	(4,915)	(5,466)

Total	$(13,200)	$(15,505)

Intangible assets, net	$10,568	$7,268

The Company recorded amortization expense of $3.3 million, $2.1 million and $2.5 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Impairment charges for intangible assets of $0, $0 and $1.8 million were recorded for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table presents the total estimated amortization expense for intangible assets for future years:

Year	Total
2013	866
2014	771
2015	725
2016	684
2017	592
Thereafter	3,630

Total	7,268

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS

9. OTHER NON-CURRENT ASSETS

	As of December 31,
	2011	2012
Deposits on residential apartments for employees	$16,269	$16,309
Others	3,200	3,440

Total	$19,469	$19,749

Deposits on residential apartments represent amounts the Company paid to a third-party real estate company as down payments to purchase the rights to 332 units of a residential apartment, currently under construction, that the Company expects to make available for its employees to purchase. As of December 31, 2012, $16.3 million had been paid, and an additional commitment of $4.0 million is expected to be paid in 2013. The amounts will be repaid to the Company when the units are acquired by the employees. The residential apartments will be available for purchase by the employees in the first quarter of 2013.

BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS

10. BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2011	2012
PRC
Short-term bank borrowings	$28,450	$13,839
Long-term debt	—	4,260

PRC subtotal	$28,450	$18,099

U.S.
Senior debt—borrowings under term note	1,857	1,646
Short-term bank borrowing	—	45,041

U.S. subtotal	$1,857	$46,687

Total	$30,307	$64,786

Maturity Analysis:
Short-term bank borrowings	$28,450	$58,880
Long-term debt, current portion	211	209

Sub-total, current portion	28,661	59,089
Long-term debt, non-current portion	1,646	5,697

Total	$30,307	$64,786

On January 28, 2010, the Company entered into a one-year revolving line of credit of $20.0 million. The interest rate for each drawdown was based on the London Interbank Offered Rate (“Libor”) for the corresponding period on the drawdown date plus 2.5%. The revolving line of credit facility requires the Company to meet certain ratios and to maintain the minimum tangible net worth, defined as total assets less goodwill, intangible assets and total liabilities, of $150 million. On January 24, 2011, the Company renewed the revolving line of credit for one more year. According to the renewal agreement, the Company paid a management fee at the rate of 20 basis points per annum for the undrawn amount under the facility. On December 30, 2011, the Company renewed the revolving line of credit for one additional year and increased the amount to $25.0 million. The interest rate on each loan for each interest period is the higher of (i) the aggregated applicable margin and Libor and (ii) the aggregated applicable margin and the bank’s cost of funds. As of December 31, 2012, the line of credit expired. The average interest rates for the borrowing under the facility were 2.94% and 3.21% for the years ended December 31, 2011 and 2012, respectively.

On January 5, 2011, WASH entered into a revolving loan facility agreement under which it could borrow up to $7.5 million denominated in U.S. dollars, to be solely used for operations. The interest rate for each drawdown is based on Libor rates prevailing as of the period of drawdown plus 2.5%, or a market rate mutually agreed upon. The bank reviews the extension of the revolving loan facility annually. On July 11, 2011, WASH entered into an amendment to increase the revolving loan facility to $12.5 million. As of December 31, 2012, the line of credit expired. The average interest rates for the borrowings under this facility were 3.87% and 4.06% for the years ended December 31, 2011 and 2012, respectively.

On September 10, 2012, WASH, WABIO and WAWH jointly entered into a one-year revolving line of credit of $15.0 million. The interest rate of each drawdown was based on Libor for the corresponding period on the drawdown date plus 3.0%. As of December 31, 2012, WASH, WABIO and WAWH had drawn down $7.8 million in total. The average interest rate for borrowings under this facility was 2.37% for the year ended December 31, 2012.

On September 12, 2012, WASH entered into a loan agreement of $4.3 million with the term of two years. The interest rate was based on three-month Libor plus 2.75% and is reset every 3 months based on the prevailing rate and is payable quarterly. As of December 31, 2012, WASH had drawn down all borrowings under the loan agreement. The average interest rate for the borrowings was 3.35% for the year ended December 31, 2012.

On February 13, 2003, AppTec entered into a term note with a principal amount of $3.8 million and a fixed interest rate of 4.0% payable in 180 consecutive monthly payments of principal and interest. As of December 31, 2012, the outstanding balance of the term note was $1.6 million.

On November 26, 2012, AppTec Holding entered into a one-year line of credit of $25.0 million. The interest rate is based on the one-month Eurodollar Rate plus 2.5% and is reset every month based on the prevailing rate. As of December 31, 2012, AppTec Holding had drawn down $25.0 million under this line of credit. The line of credit contains financial covenants that require the Company to meet certain ratios for debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) and for interest coverage. In addition, the Company is required to maintain the minimum tangible net worth of $400 million and aggregate debt of the Company’s Chinese subsidiaries of less than $50 million. The Company was in compliance with the covenant as of December 31, 2012.

On November 30, 2012, AppTec Holding entered into a one-year promissory note of $20.0 million. The interest rate is based on the three-month Eurodollar Rate plus 2.5% and is reset every three months based on the prevailing rate. As of December 31, 2012, AppTec Holding had drawn down $20.0 million. The line of credit contains financial covenants that require the Company to meet certain ratios for debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) and for interest coverage. In addition, the Company is required to maintain minimum tangible net worth of $400 million and aggregate debt of the Company’s Chinese subsidiaries of less than $50 million. The Company was in compliance with the covenant as of December 31, 2012.

The schedule of future payments of all borrowings as of December 31, 2012 is as follows:

Year	Total
2013	$59,089
2014	4,480
2015	231
2016	242
2017	255
Thereafter	489

Total	$64,786

CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES

11. CONVERTIBLE NOTES

On February 9, 2007, the Company entered into a convertible note agreement with a group of third-party investors pursuant to which the investors lent the Company $40.0 million. The key terms of the notes are as follows:

Maturity date

The convertible notes matured on the earliest to occur of (i) February 9, 2012, (ii) the consummation of a sale transaction such as a merger or tender offer or (iii) when declared due and payable by the note holders upon default.

Interest

The note holders were entitled to interest at the rate of 5% per annum (“interest rate”) on the principal amount of the note unless a qualifying IPO did not occur. A qualifying IPO was defined as an initial public offering (“IPO”) of ordinary shares on any internationally recognized stock exchange in which the net price per share (after underwriting, discounts and commissions) issued by the Company equaled at least $1.086 (subject to anti-dilution adjustment for share splits, share dividends, bonus issues, reorganizations, recapitalizations and similar events) prior to January 1, 2008. Prospectively, interest would cease to accrue. If a qualifying IPO did not occur, the interest rate on the notes would be retroactively reset to 12% per annum. Interest was payable semi-annually in arrears.

The Company accrued interest at 12% per annum on the principal amount of the notes prior to the occurrence of the qualifying IPO. The Company reset accrued interest to 5% on August 9, 2007, the date of a qualifying IPO, and ceased to accrue interest subsequently.

Contingent conversion

At any time after an IPO or a sale transaction occurred, the note holders had the right, but not the obligation, to convert in whole or in part the outstanding principal amount plus all accrued and unpaid interest thereon to the date of such conversion into such number of fully paid ordinary shares of the Company.

Based on the final IPO offering price, the conversion price was $1.575 per share and the notes were convertible into 26,024,002 ordinary shares.

On February 15, 2008, one of the investors converted its $5.0 million note plus accrued interest of $0.1 million into 3,253,000 ordinary shares of the Company.

On February 9, 2012, General Atlantic LLC (“General Atlantic”) converted in full the $35.0 million principal amount of convertible notes plus accrued interest of $0.9 million into 22,771,021 ordinary shares of the Company.

On February 24, 2012, the Company repurchased the aforementioned 22,771,021 ordinary shares from investment funds affiliated with General Atlantic. The per-ADS equivalent purchase price of $13.00 was established based on a discount of slightly over 5% of the ADS closing price on February 13, 2012. Subsequently, the Company cancelled all 22,771,021 ordinary shares repurchased.

SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2012
SHARE REPURCHASE PROGRAM

12. SHARE REPURCHASE PROGRAM

On March 8, 2012, the Board of Directors approved a share repurchase program enabling the Company to repurchase up to an aggregate of $30.0 million of its ADSs over 18 months. As of December 31, 2012, the Company had repurchased an aggregate of 2,138,993 ADSs, representing 17,111,944 ordinary shares, in the open market for total cash consideration of $30.0 million.

SHARE-BASED COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION EXPENSE

13. SHARE-BASED COMPENSATION EXPENSE

The Company measures share-based compensation as the grant date fair value of the award and recognizes this amount as an expense over the grant recipients’ requisite service period.

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2010	2011	2012
Share options	$1,240	$100	$481
Restricted stock units	8,845	11,373	13,833

Total share-based compensation expense	$10,085	$11,473	$14,314

On July 18, 2005, the Company, after consultation with the Board, granted 27,895,000 share options to management employees. Generally, the share options vested over three years, with 30% of the options becoming exercisable two years from the commencement date of the vesting period (the “Date”) and the remaining 70% becoming exercisable after three years from the Date. For certain employees, share options were fully vested on the grant date. As of December 31, 2012, 166,400 share options were outstanding which do not have a stated expiration date.

On June 1, 2006, the shareholders of the Company approved and reserved an aggregate of 74,044,450 ordinary shares for the issuance of options granted in 2005, 2006 and 2007. In 2006 and 2007, the Company granted an aggregate of 36,250,000 and 10,416,950 share options, respectively. These options generally vested in two to four years. No option was outstanding as of December 31, 2012.

On July 15, 2008, the Company adopted the 2007 Employee Share Incentive Plan (the “Plan”), which was approved by the Board of Directors. The Plan provides for the issuance of share-based awards such as share options and nonvested restricted stock units of 46,044,400 ordinary shares. On November 12, 2010, the Company’s shareholders approved an increase in the number of shares in share-based awards under the Plan to 82,044,400. The award terms are generally granted at the fair market value of the ordinary shares at the date of grant and generally vest in one to five years. The maximum term of each share option expires ten years from the grant date. As of December 31, 2012, the Company had granted 16,033,138 share options and 43,795,736 nonvested restricted stock units under the Plan.

Share options

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2010	2011	2012
Risk-free interest rate	1.84 - 3.03%	1.53 - 2.90%	0.93%
Expected life (in years)	5.50 - 6.25	6.00	6.00
Expected volatility	43.50 - 45.20%	42.2 - 42.8%	44.3%
Expected dividends	—	—	—

The weighted-average grant-date fair value of options granted for the years ended December 31, 2010, 2011 and 2012 was $0.94, $0.93 and $0.79, respectively.

The measure of expected volatility is based on the average historical volatility of the Company’s stock and that of comparable companies over a time period commensurate with the expected life of the option. The Company uses available data to estimate the timing of option exercises and employee terminations within the pricing formula. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury note yield.

The following summarizes the Company’s share option activity as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	6,975,344	$1.76	7.11 years	$1,868
Granted	1,200,000	1.84
Forfeited	(1,086,352)	3.29
Exercised	(1,752,184)	0.79

Outstanding at December 31, 2012	5,336,808		7.06 years	$1,878

Vested or expected to vest at December 31, 2012	5,308,347	$1.79	7.06 years	$1,873

Exercisable at December 31, 2012	3,592,600	$1.77	6.01 years	$1,614

The calculation of the weighted-average remaining contractual term above does not include 166,400 options granted on July 18, 2005, which do not have a stated expiration date.

The number of options exercised during 2010, 2011 and 2012 totaled 5,719,584; 3,751,360 and 1,752,184 and had an aggregate intrinsic value of $9.4 million, $5.8 million and $1.9 million, respectively.

As of December 31, 2012, there was $0.4 million of total unrecognized compensation expense related to unvested share options granted under the Plan, which is expected to be recognized over a weighted-average period of 1.52 years.

Nonvested Restricted Stock Units

The fair value of each nonvested restricted stock unit that vests solely on the basis of a service condition is based on the fair market value of the underlying ordinary shares on the date of grant.

In December 2012, the Company issued nonvested restricted stock units to the chief executive officer that will vest in three years and will become exercisable if the average price of the Company’s stock equals or exceeds a certain price threshold during a previously defined period of time. To the extent that the market condition is not met, the nonvested restricted stock units will terminate. The Company estimated the grant-date fair value using a Monte Carlo simulation with the following assumptions

2012
Risk-free interest rate	0.14 - 0.24%
Expected volatility	36.91%
Expected dividends	—

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2012 is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted Average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2012	16,864,616	$1.58
Granted	9,501,144	1.69
Forfeited	(901,864)	1.72
Vested	(5,991,456)	1.51

Nonvested restricted stock units at December 31, 2012	19,472,440	1.66

As of December 31, 2012, there was $14.2 million of total unrecognized compensation expense related to nonvested restricted stock units under the plan, which is expected to be recognized over a weighted-average period of 2.58 years.

The total fair value of nonvested restricted stock units vested in 2010, 2011 and 2012 was $7.8 million, $9.8 million and $9.0 million, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

14. INCOME TAXES

Cayman Islands Taxation

The Company and certain subsidiaries are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and those subsidiaries are not subject to income tax.

British Virgin Islands Taxation

The Company’s intermediate offshore holding companies, WXAT BVI and WX (BVI) Ltd., are incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, WXAT BVI and WX (BVI) Ltd are not subject to income tax.

Hong Kong Taxation

Certain of the Company’s subsidiaries, including Shanghai AppTec (HK) Ltd., Wuxi AppTec (HK) Ltd., and STA HK, are incorporated in Hong Kong and were subject to Hong Kong profit tax at a rate of 16.5% in 2012.

PRC Taxation

Under the PRC’s Unified Enterprise Income Tax Law (“EIT Law”), Foreign-Invested Enterprises (“FIEs”) and domestic companies are subject to a uniform tax rate of 25% effective from January 1, 2008. The EIT Law provides a five-year transition period from its effective date for those enterprises that were established before the promulgation of the new tax law and that were entitled to a preferential lower tax rate under the then-effective tax laws or regulations. In addition, according to the EIT Law, entities that qualify as High and New Technology Enterprises (“HNTEs”) supported by the PRC government benefit from a tax rate of 15% as compared to the uniform tax rate of 25%.

WXAT is an FIE engaged in manufacturing with a business term of over ten years and is registered in the Wuxi Taihu National Tourist Resort Zone. Effective January 1, 2008, it is entitled to enjoy a 15% preferential tax rate as an HNTE. In December 2011, WXAT successfully renewed its certificate as an HNTE. The Shanghai branch of WXAT, located in the Shanghai Waigaoqiao Free Trade Zone, is subject to the same income tax rate as WXAT.

WASH, a manufacturing FIE located in the Shanghai Waigaoqiao Free Trade Zone, began its transition periods in accordance with the EIT Law resulting in income tax rates of 9%, 10%, and 11% for the years ended December 31, 2008, 2009 and 2010, respectively. In 2008, WASH was recognized as an HNTE and successfully renewed its certificate as an HNTE in 2011, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2008 to 2013. WASH applied the transition period tax rate in 2010 and started to enjoy the preferential tax rate of 15% as an HNTE for 2011 and 2012.

STA, WATJ and WASZ, which are located in Shanghai, Tianjin and Suzhou, respectively, are entitled to the two-year exemption and three-year 50% reduction (“2+3 tax holiday”) under the old Foreign Enterprise Income Tax Law (“FEIT”) which began in 2008. As such, the three companies were subject to an income tax rate of 0%, 0%, 12.5%, 12.5% and 12.5% for 2008, 2009, 2010, 2011 and 2012, respectively. In 2008, the above three companies were recognized as HNTEs and successfully renewed the certificate as HNTEs in 2011, making them eligible to enjoy a 15% preferential tax rate as HNTEs from 2008 to 2013. However, according to the relevant transitional rule of the EIT Law, the companies could only elect to apply one favorable preferential tax treatment, which resulted in the applicable EIT rate of 12.5% for 2010, 2011 and 2012.

WAWH, located in Wuhan, was incorporated in November 2010. STA R&D, located in Shanghai, was incorporated in April 2011. Abgent Suzhou, located in Suzhou, was acquired in October 2011. All three companies were subject to the uniform tax rate of 25% for the year ended December 31, 2010 and 2011. In 2012, they were qualified as HNTEs, thereby becoming eligible to enjoy a preferential tax rate of 15% from 2012 to 2014.

Other subsidiaries incorporated in the PRC are subject to the uniform tax rate of 25% for the years ended December 31, 2011, 2012 and thereafter.

United States Taxation

WuXi AppTec Holding Company, Inc. and WuXi AppTec, Inc. are registered in Delaware. Chemdepo, which was acquired in March 2011, is registered in Califonia. Abgent, Inc., which was acquired in October 2011, is registered in California. They are subject to a U.S. federal corporate marginal income tax rate of 34%. Their subsidiaries operate in several states and are subject to state tax rates ranging from approximately 5% to 10%.

Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2010	2011	2012
Current tax expense
PRC	$9,991	$14,108	$14,616
United States	67	117	96
Other	39	89	57
Deferred tax expense
PRC	(1,651)	(1,292)	(1,379)
United States	1,795	3,586	4,002
Other	3	(2)	1

Income tax expense	$10,244	$16,606	$17,393

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets:
Inventory write down	$1,544	644
Prepaid expenses and accruals	(49)	116
Target bonus accrual	1,615	2,213
Net operating loss	—	4,545
Other	1,418	1,537

Subtotal	$4,528	$9,055

Noncurrent deferred tax assets:
Net operating loss carryforwards	9,345	2,805
Deferred lease credit and deferred rent	1,228	—
Fixed asset basis difference	(2,082)	—
Intangible asset basis difference	(494)	—
Other	502	232

Subtotal	$8,499	$3,037

Total deferred tax assets	$13,027	$12,092

	As of December 31,
	2011	2012
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$68	$64
Others	147	688

Subtotal	$215	$752

Noncurrent deferred tax liabilities:
Intangible asset basis difference	2,293	2,707
Others	193	1,447

Subtotal	$2,486	$4,154

Total deferred tax liabilities	$2,701	$4,906

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2010	2011	2012
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(4.6)%	3.3%	3.4%
Expenses not deductible for tax purposes
Entertainment expenses	0.1%	0.2%	0.2%
Goodwill impairment	—	—	0.4%
Decrease of unrecognized tax benefit	—	—	(0.7)%
Other expenses	(0.8)%	0.1%	(0.7)%
Tax exemption and tax relief
Reduced tax rate impact	(10.8)%	(10.4)%	(9.9)%
Deferred tax effect due to tax rate change	1.4%	(1.1)%	(0.3)%
Tax true-up	(0.2)%	(0.1)%	(0.7)%

Effective tax rate	10.1%	17.0%	16.7%

There were no tax holidays for the each of three years ended December 31, 2012.

The Company determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit, based solely on the technical merits of the position. As of December 31, 2011, the Company had recorded uncertain tax benefits of approximately $1.8 million mainly associated with inventory obsolescence and interest on intercompany loans. During 2012, the Company entered into a settlement with the relevant tax authorities that resolved the tax benefits associated with acquisition of Abgent, and as a result approximately $1.1 million was reclassified as a deferred tax liability. In addition, uncertain tax positions of approximately $0.8 million relating to interest expense on an intercompany loan were effectively settled due to the lapse of the statute of limitations.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2012, the amount of interest and penalties related to uncertain tax positions was immaterial. The Company does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

The following table is a rollforward of unrecognized tax benefits:

	Year Ended December 31,
	2010	2011	2012
Balance as of January 1	$1,070	$1,070	$1,835
Addition for tax positions related to the current period	—	1,065	—
Decrease related to settlement with tax authority	—	—	(1,064)
Reduction due to lapse of statute of limitations	—	(300)	(771)

Balance as of December 31	$1,070	$1,835	$—

As of December 31, 2012, the Company’s PRC subsidiaries had approximately $337.6 million of undistributed earnings, which were considered to be indefinitely reinvested, and accordingly, no provision for income taxes has been provided thereon. Upon distribution of those earnings generated after January 1, 2008 in the form of dividends or otherwise, the Company would be subject to a 10% withholding tax. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax.

As of December 31, 2012, the Company’s PRC subsidiaries had a combined net operating loss carryforward of $14.3 million, which will expire between 2013 and 2017, if not used.

As of December 31, 2012, the Company’s U.S. subsidiaries had federal and state gross operating loss carryforwards of $11.1 million and $6.8 million, respectively, which expire between 2023 and 2031.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance. In the case of a transfer pricing adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2008 through 2012 on non-transfer pricing matters, and from the inception of the Company through 2012 on transfer pricing matters.

The Company’s U.S. subsidiaries’ federal income tax returns are subject to examination for 2009 and subsequent years. State income tax returns are generally subject to examination for a period of three to four years after a return is filed.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE

15. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2010	2011	2012
Income attributable to holders of ordinary shares—basic and diluted	$90,811	$80,979	$86,584

Weighted-average ordinary shares outstanding used in computing basic earnings per share	556,338,146	567,076,049	568,366,612
Plus: Shares attributable to convertible notes, if converted	22,771,002	22,771,002	2,488,636
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	18,413,425	13,670,825	11,523,501

Shares used in calculating diluted earnings per share	597,522,573	603,517,876	582,378,749

Basic earnings per share	$0.16	$0.14	$0.15

Diluted earnings per share	$0.15	$0.13	$0.15

For the years ended December 31, 2010, 2011 and 2012, the following outstanding securities were excluded from the calculation of diluted earnings per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2010	2011	2012
Share options and nonvested restricted stock units granted	6,462,924	4,335,607	3,803,339

DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2012
DISTRIBUTION OF PROFITS

16. DISTRIBUTION OF PROFITS

As stipulated by the relevant laws and regulations applicable to the PRC’s FIEs, the Company’s PRC subsidiaries are required to make appropriations from net income as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) to non-distributable reserves, which represent a general reserve. Wholly owned PRC subsidiaries are required to make appropriations to the general reserve of not less than 10% of the profit after tax as determined under PRC GAAP. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the subsidiaries’ registered capital. Subsidiaries that are joint-venture companies are required to make appropriations to the general reserve from the profit after tax as determined under PRC GAAP at a percentage subject to the discretion of their boards of directors.

The general reserve is used to offset future extraordinary losses. Upon a resolution passed by the shareholders and approval by the original approval authority, the subsidiaries may convert the general reserve into capital. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law. Appropriations to general reserves by the Company’s PRC subsidiaries totaled $28.9 million, $30.2 million and $31.6 million as of December 31, 2010, 2011 and 2012, respectively. Accordingly, these amounts are not available for distribution to the Company.

As a result of these PRC laws and regulations, the Company is restricted in its ability to transfer the registered net assets to the Company in the form of dividends, loans or advances. The restricted portion amounted to $186.9 million as of December 31, 2012.

EMPLOYEE RETIREMENT BENEFIT PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE RETIREMENT BENEFIT PLAN

17. EMPLOYEE RETIREMENT BENEFIT PLAN

As stipulated under the rules and regulations in the PRC, the Company’s PRC subsidiaries are required to contribute a certain percentage of payroll costs of its employees to state-managed retirement plans operated by the local governments for its employees in the PRC. After the contribution, the Company has no further obligation for actual payment of the retirement benefits.

The cost of the Company’s contributions to the staff retirement plans in the PRC amounted to $4.2 million, $7.8 million and $11.2 million for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company maintains a 401(k) retirement savings plan (the Plan) whereby employees may elect to defer a portion of their salary and contribute the deferred portion to the Plan. The Plan covers substantially all United States employees of the Company. The Company contributes an amount equal to 30% of the amount contributed by each employee, up to 1.8% of their base compensation. The Company’s matching contributions immediately vest. The Company’s contributions, including administrative fees, were approximately $0.3, $0.3 and $0.4 million for the years ended December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

a) Operating lease commitments

The Company has operating lease agreements principally for its office properties in the PRC and the United States. Rental expenses were $8.2 million, $9.7 million and $10.5 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2012 are as follows:

Year Ending December 31,	Minimum Lease Payment
2013	$9,116
2014	8,623
2015	7,339
2016	7,247
2017 and thereafter	17,689

b) Contingencies

The Company is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to uncertainties, and it is possible that as these matters arise some may be decided unfavorably for the Company. Currently, the Company does not have any claims or legal proceedings that are expected to have a significant impact on its business or operations.

The Company issues indemnifications for intellectual property compliance and warranties on the manufacture of APIs in certain instances in the ordinary course of business with its customers. Historically, the Company has incurred no costs to settle claims related to these indemnifications and warranties.

c) Capital commitments

As of December 31, 2012, the Company had capital commitments of $4.9 million relating to new construction projects and laboratory facility improvements in the PRC, and of $4.0 million related to the payment for residential apartments. All of these commitments are expected to be incurred within one year. As of December 31, 2012, the Company also has a capital contribution commitment of $17.5 million related to the investment in SCL, of which $5.75 million and $11.75 million will be due in 2014 and 2016, respectively.

CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF CREDIT RISK

19. CONCENTRATION OF CREDIT RISK

The Company’s customers include pharmaceutical, biotechnology and medical device companies. In the majority of circumstances, the Company has agreements in force with these customers that provide for continued involvement in current research projects. However, it is possible that the Company will have no further association with any of these customers once the current projects conclude.

The following table summarizes customers that contributed greater than 10% of net revenues:

Name of Customer	Year Ended December 31,
	2010	2011	2012
Customer A	18.4%	15.3%	16.2%
Customer B	*	10.7%	*

*	Less than 10%

The following table summarizes customers with greater than 10% of outstanding accounts receivable:

Name of Customer	Year Ended December 31,
	2010	2011	2012
Customer A	*	*	15.9%

*	Less than 10%

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING

20. SEGMENT REPORTING

Operating segments are components of an enterprise for which separate financial information is available and are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company has two reportable segments based on its major lines of businesses: laboratory services and manufacturing services. The laboratory services segment provides services for pharmaceutical, biotechnology and medical device companies. The manufacturing services segment produces advanced intermediates and active pharmaceutical ingredients (“APIs”) for use by pharmaceutical companies in preclinical and clinical trials of small-molecule products and for commercial products, as well as the production of biologics. Each operating segment derives its revenues from the sale of services or products, and each is the responsibility of a member of the senior management of the Company who has knowledge of product- and service-specific operational risks and opportunities. The Company’s chief operating decision makers have been identified as the Board of Directors, which reviews the results of the two operating segments when making decisions about allocating resources and assessing the performance of the Company.

In the first quarter of 2012, the Company implemented a change in the reporting of Process Chemistry revenues, including them in Manufacturing Services, while they were previously recorded in Laboratory Services. Process Chemistry develops processes for making APIs and is more closely related to manufacturing services. These revenues amounted to $15.9 million and $20.4 million and cost of revenues amounted to $8.7 million and $12.7 million for fiscal years 2010 and 2011, respectively. These amounts were included in Laboratory Services in previous periods and have been reclassified on the accompanying financial statements to conform to current-year classification. This change had no effect on the reported amounts of total revenues, gross margin, net income or cash flow from operations for any period presented.

The following table summarizes the selected revenue and expense information for each reportable segment:

Years Ended December 31:
	Laboratory Services	Manufacturing Services	Total
2010
Net revenues from external customers	$278,908	$55,153	$334,061
Cost of revenues	(166,436)	(40,033)	(206,469)

Gross profit	$112,472	$15,120	$127,592

2011	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$311,638	$95,539	$407,177
Cost of revenues	(184,882)	(65,851)	(250,733)

Gross profit	$126,756	$29,688	$156,444

2012	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$382,890	117,022	$499,912
Cost of revenues	(235,148)	(81,526)	(316,674)

Gross profit	$147,742	35,496	$183,238

The following table summarizes the Company’s revenues by geographic region determined according to the location of customers:

	Year Ended December 31,
	2010	2011	2012
United States	$239,028	$271,346	$328,301
Europe	42,167	44,730	82,531
Other countries	52,965	91,383	89,508

Gross revenues	$334,160	$407,459	$500,340
Sales tax	(99)	(282)	(428)

Net revenues	$334,061	$407,177	$499,912

The following table summarizes the Company’s net revenues generated from business lines:

	Year Ended December 31,
	2010	2011	2012
Discovery Services*	$183,604	$196,399	$231,908
Development Services*	19,814	34,946	61,335
U.S. Testing Services	75,490	80,293	89,647
Manufacturing Services	55,153	95,539	117,022

Net revenues	$334,061	$407,177	$499,912

* Discovery Services and Development Services combined were reported as China-Based Laboratory Services in the Company’s quarterly earnings releases, which are filled on Form 6-K.

The following table summarizes the Company’s long-lived assets by geographic region determined according to the location of the assets:

	December 31,
	2011	2012
PRC	$227,513	$246,816
United States	18,181	17,565

Total	$245,694	$264,381

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS

21. RELATED PARTY TRANSACTIONS

Beginning January 1, 2005, the Company entered into export agent agreements with Shanghai Lechen International Trade Co., Ltd. (“Shanghai Lechen”) for exporting advanced intermediates and APIs. Shanghai Lechen is owned by the parents of Dr. Ning Zhao, Lead Advisor of Analytical Services, Corporate Head of Human Resources and a director of the Company. Agency service fees paid to Shanghai Lechen by the Company for the years ended December 31, 2010, 2011 and 2012 were $0.2 million, $0.1 million and $0.1 million, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On March 6, 2013, the Company announced approval by its Board of Directors of a plan to repurchase $100 million of its ADSs over the next 18 to 24 months. The timing and extent of any purchases will depend upon market conditions, the trading price of its ADSs and other factors, including customary restrictions on share repurchases. The repurchase program does not obligate the Company to make repurchases at any specific time or in any specific situation.

On February 5, 2013, WASH entered into a one-year revolving line of credit of RMB150 million. The interest rate of each drawdown will be determined by each loan agreement.

SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.	12 Months Ended
Dec. 31, 2012
SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2012

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

BALANCE SHEETS

	December 31,
	2011	2012
Assets
Current assets:
Cash and cash equivalents	1,980	1,539
Dividends receivable	49,038	5,774
Other current assets	1,143	2,357

Total current assets	52,161	9,670

Non-current assets:
Investment in subsidiaries	511,913	568,879
Other non-current assets	115	41

Total assets	564,189	578,590

Liabilities and equity
Current liabilities:
Short-term borrowings	20,000	—
Convertible notes—current	35,864	—
Accrued liabilities	494	311
Other tax payable	285	43
Other current liabilities	1,820	13
Total current liabilities	58,463	367

Total liabilities	58,463	367

Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2011 and 2012; 570,489,352 and 561,121,002 issued and outstanding as of December 31, 2011 and 2012, respectively)	11,410	11,222
Additional paid-in capital	345,832	331,715
Accumulated deficit	103,159	188,604
Accumulated other comprehensive income	45,325	46,682
Total equity	505,726	578,223

Total liabilities and equity	564,189	578,590

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2010	2011	2012
Operating expenses:
Selling and marketing expenses	(75)	—	—
General and administrative expenses(1)	(10,449)	(11,473)	(14,441)

Operating loss	(10,524)	(11,473)	(14,441)
Equity in earnings of subsidiaries	75,287	90,212	96,284
Other income, net	26,298	2,685	4,947
Interest expense	(250)	(445)	(985)
Interest income	—	—	9

Income before income taxes	90,811	80,979	85,814
Income tax expense	—	—	770

Net income	90,811	80,979	86,584

Other comprehensive income:
Equity in other comprehensive income of unconsolidated subsidiaries	9,438	18,807	1,358

Comprehensive income	100,249	99,786	87,942

Note(1):

General and administrative expenses include $3.5 million, $3.5 million and $3.7 million of share-based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively. These amounts have been classified as cost of revenues in the consolidated statements of comprehensive income for WuXi PharmaTech (Cayman) Inc.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF CHANGES IN EQUITY

	Ordinary		Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income	Total Equity
	Shares	Amount
Balance as of January 1, 2010	550,609,256	11,012	320,672	(68,631)	17,080	280,133
Issuance of ordinary shares pursuant to share option plan	10,362,824	207	2,156	—	—	2,363
Share-based compensation expense	—	—	10,085	—	—	10,085
Currency translation adjustment	—	—	—	—	9,438	9,438
Net income	—	—	—	90,811	—	90,811

Balance as of December 31, 2010	560,972,080	11,219	332,913	22,180	26,518	392,830
Issuance of ordinary shares pursuant to share option plan	9,517,272	191	1,446	—	—	1,637
Share-based compensation expense	—	—	11,473	—	—	11,473
Currency translation adjustment	—	—	—	—	18,807	18,807
Net income	—	—	—	80,979	—	80,979

Balance as of December 31, 2011	570,489,352	11,410	345,832	103,159	45,325	505,726
Issuance of ordinary shares pursuant to share option plan	7,743,594	155	1,225	—	—	1,380
Share-based compensation expense	—	—	14,314	—	—	14,314
Conversion of convertible bond	22,771,021	455	35,409	—	—	35,864
Repurchase of ordinary shares issued for convertible notes	(22,771,021)	(455)	(35,409)	(1,139)	—	(37,003)
Repurchase of ordinary shares	(17,111,944)	(343)	(29,657)	—	—	(30,000)
Currency translation adjustment	—	—	—	—	1,358	1,358
Net income	—	—	—	86,584	—	86,584

Balance as of December 31, 2012	561,121,002	11,222	331,714	188,604	46,683	578,223

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF CASH FLOW

	Year Ended December 31,
	2010	2011	2012
Operating activities:
Net income	90,811	80,979	86,584
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	9,210	10,227	13,329
Equity in earnings of subsidiaries	(75,287)	(90,212)	(96,284)
Loss (gain) on forward contracts marked to market	(745)	1,199	(2,460)
Changes in assets and liabilities:
Other current assets	670	(163)	210
Other non-current assets	74	74	74
Other current liabilities	(1)	—	(770)
Other taxes payable	(425)	59	(243)
Accrued liabilities	(1,115)	(269)	(183)

Net cash provided by operating activities	23,192	1,894	257

Investing activities:

Long-term investment in subsidiaries	(14,003)	(32,012)	(11,275)
Dividends received from subsidiaries	—	5,000	43,183
Intercompany loan received from subsidiaries			53,016

Net cash provided by (used in) investing activities	(14,003)	(27,012)	84,924

Financing activities:
Repayment of short-term bank borrowings	(10,000)	—	(20,000)
Proceeds from short-term bank borrowings	—	20,000	—
Proceeds from exercise of share options	2,363	1,637	1,381
Repurchase of ordinary shares issued for convertible notes	—	—	(37,003)
Repurchase of ordinary shares	—	—	(30,000)

Net cash provided by (used in) financing activities	(7,637)	21,637	(85,622)

Net increase (decrease) in cash and cash equivalents	1,552	(3,481)	(441)
Cash and cash equivalents at beginning of year	3,909	5,461	1,980

Cash and cash equivalents at end of year	5,461	1,980	1,539

Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received	—	40,634	—

Note to Schedule 1

1) Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

2) The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3) Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

4) As of December 31, 2010, 2011 and 2012, there were no material contingencies, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statement.

5) For the year ended December 31, 2010, no cash dividend was paid to the Company by its subsidiaries. For the year ended December 31, 2011, $31.1 million and $13.8 million dividends were declared payable to the Company by WXAT and WASH, respectively, and $5.0 million in cash dividends were paid to the Company by WXAT. For the year ended December 31, 2012, $25.3 million and $17.9 million in cash dividends were paid to the Company by WXAT and WASH, respectively.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The consolidated financial statements of the Company are prepared and presented in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. The significant estimates included in the accompanying consolidated financial statements include assumptions regarding the valuation of goodwill and other long-lived assets, the estimated useful lives of long-lived assets, the valuation of deferred tax assets, the provision for uncertain tax positions and the computation of share-based compensation expense. Actual results may vary from these estimates.

Cash and cash equivalents

(c) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are unrestricted as to withdrawal and use and that have original maturities of three months or less from the date of purchase.

Restricted cash

(d) Restricted cash

Restricted cash represents cash held (i) as deposits for forward contracts and (ii) as collateral for letters of credit issued primarily for equipment purchases. The classification is based on the expected expiration of the underlying forward contracts and letters of credit.

Inventories

(e) Inventories

Inventories are stated at the lower of cost or market. To determine market value, the Company considers various factors, including estimated selling price in the ordinary course of business, predictable costs of completion and disposal and an allowance for a normal profit margin. The Company determines cost on a weighted-average basis. Cost is comprised of direct materials and, where applicable, direct labor and overhead costs that have been incurred in bringing the inventories to their present location and condition.

Investments

(f) Investments

Investments in debt and equity securities are primarily comprised of held-to-maturity securities and are measured at amortized cost. The Company classifies investments with maturities of more than three months and less than twelve months as short-term investments, and it classifies investments with maturities of more than twelve months as long-term investments.

The Company accounts for the investments in the investees of which the Company owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies as cost-method investments. The Company’s cost-method investments are carried at historical cost and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect on the investments’ value. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investments’ cost over its fair value when the impairment is deemed other than temporary.

The Company accounts for the investments in the investees over which the Company has the ability to exert significant influence over the investees’ operating and financial policies using the equity method of accounting. The share of earnings or losses of the investees is recognized in the Company’s consolidated statements of comprehensive income and adjusts the carrying amount of the investments. Dividends received reduce the carrying amount of the investments. Equity-method investments are reviewed for impairment by assessing if the decline in market value of the investment below the carrying value is other than temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Company to hold investments and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment. Impairment losses are recognized in other expense when a decline in value is deemed to be other than temporary.

Property, plant and equipment, net

(g) Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. There was no interest capitalized into property, plant and equipment in 2010, 2011 and 2012. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. The Company expenses repair and maintenance costs when they are incurred.

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

Prepaid land use rights

(h) Prepaid land use rights

All land in the PRC is owned by the PRC government, who, according to PRC law, may sell the right to use the land for a specified period of time. Prepaid land use rights are recognized ratably over the life of the 50-year land lease.

Intangible assets, net

(i) Intangible assets, net

Intangible assets consist primarily of acquired software licenses, customer relationships, brand names, patents and non-compete agreements. They are recorded at cost less accumulated amortization. Customer relationships are amortized on an accelerated basis over periods ranging from 1 to 10 years, while all other intangible assets are amortized on a straight-line basis over their expected useful lives ranging from 2 to 30 years.

Goodwill

(j) Goodwill

Goodwill represents the cost in excess of the fair value of net tangible and identifiable intangible assets acquired in business combinations. The Company adopted Accounting Standards Update (“ASU”) 2011-08, Intangibles-Goodwill and Other (Topic 350), since 2012, which give the Company an option to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-steps goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The fair value of each reporting unit is determined by the Company, using the expected present value of future cash flows. The key assumptions used in the calculation include the long-term rates of sales and cost growth, expected profitability, working-capital requirements and discount rates. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination, with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management has selected November 30 to perform its annual impairment test.

In the third quarter of 2012, the Company adjusted goodwill of $0.48 million in connection with the adjustment of the acquired deferred tax assets. In addition, the Company determined that an indication of potential goodwill and long-lived asset impairment existed due in large part to the poor commercial performance of Abgent’s antibody pool evidenced by a significant decline in new sales orders commencing in the fourth quarter of 2012. As a result of the analysis, the Company recognized a goodwill impairment of $1.7 million.

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745
Balance as of December 31, 2011	34,701	—	34,701
Goodwill adjustments	(479)	—	(479)
Impairment recognized	(1,661)		(1,661)

Balance as of December 31, 2012	$32,561	$—	$32,561

Impairment of long-lived assets

(k) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Recoverability of these assets is measured by comparison of their carrying amounts to the future undiscounted cash flows that the assets are expected to generate. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the amount by which the carrying value of the assets exceeds their fair value.

For the reason stated in Note 2(j), the Company performed a recoverability test of its long-lived assets associated with the Abgent business in the fourth quarter of 2012. Based on this analysis, the Company recognized an impairment of acquired intangibles of $1.8 million.

Fair value of the long-lived intangible assets was determined by the Company based on the excess-earnings method, a method within the income approach whereby the value of an intangible asset is determined by discounting to present value the earnings generated by the asset that remains after a deduction for a return on other contributory assets. These assets normally include working capital, fixed assets and other intangible assets. After a fair return on tangible and other intangible assets is subtracted, the remaining “excess” cash flow (or net cash flow) is attributed to the intangible asset being valued. The excess-earnings method explicitly recognizes that the current value of an investment is premised upon the expected receipt of future economic benefits. In the valuation of an intangible asset, an indication of value is developed by discounting excess cash flows attributed to the asset to present value at a rate that reflects the current return requirements of the market.

Revenue recognition

(l) Revenue recognition

Revenues are recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product or performance of the service has occurred and there is reasonable assurance of collection of the sales proceeds. Revenue was recognized net of sales-related taxes of $0.1 million, $0.3 million and $0.4 million for the years ended December 31, 2010, 2011 and 2012, respectively.

For laboratory services provided on a fee-for-service or project basis, the Company recognizes revenues upon finalization of the project terms and delivery and acceptance of the final product, which is generally in the form of a technical laboratory report or a quantity of pharmaceutical compound. For services on a fee-for-service or project basis that span multiple accounting periods, the Company recognizes revenue as it performs services and satisfies its contractual obligations, measured on a proportional-performance basis, generally using output measures that are specific to the service being provided. Examples of output measures include dosing performed, specimens prepared and hours worked. Nearly all of the fee-for-service contracts have durations of less than one year.

For laboratory services provided under a full time equivalent (“FTE”) basis, the customer pays a fixed rate per FTE employee and the Company recognizes revenue as the services are provided. FTE contracts do not require acceptance by the customer of specified deliverables from the Company.

The Company provides manufacturing services to its customers that involve the manufacture of advanced intermediates and active pharmaceutical ingredients for research and development or commercial use. Revenues from the sale of manufactured products are recognized upon delivery and acceptance by the customer when title and risk of loss has been transferred, assuming all other revenue recognition criteria have been met. The Company records deferred revenues for payments received from the customer prior to the delivery of the products.

Research and development expense

(m) Research and development expense

Research and development expenses include costs directly attributable to the conduct of research and development programs, mainly including the labor cost, consumed materials and other expenses incurred in the activities of research and development. All costs associated with research and development are expensed as incurred.

Shipping and handling costs

(n) Shipping and handling costs

Shipping and handling costs relating to the delivery of technical reports or products are included in selling expenses and were $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Government subsidies

(o) Government subsidies

Government subsidies are initially recorded as advanced subsidies and are recognized as reductions of general and administrative expenses, as other income or as reductions of the cost of assets acquired when the associated obligations for earning such subsidies have been met. The Company received government subsidies of $8.6 million, $9.9 million and $14.0 million during the years ended December 31, 2010, 2011 and 2012, respectively. The Company recognized government subsidies for general corporate purposes of $4.1 million, $6.4 million and $8.1 million as either a reduction of general and administrative expenses or as other income and $1.5 million, $1.8 million and $3.7 million as reductions of the cost of assets acquired during the years ended December 31, 2010, 2011 and 2012, respectively. In 2012, a local government provided the Company with the use of certain laboratories for free for a period of five years.

As of December 31, 2011 and 2012, the Company had recorded balances of advanced subsidies of $9.6 million and $11.9 million, respectively.

Operating leases

(p) Operating leases

Leases where substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Operating lease expense is charged to the consolidated statement of operations on a straight-line basis over the lease period.

The Company has obtained certain deferred lease credits, which represent leasehold improvements made directly by the Company that are to be reimbursed by the landlord. Deferred lease credits are amortized using the straight-line method over the related lease term, beginning with the lease commencement date, and recorded as a component of lease expense.

Advertising expenses

(q) Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $0.5 million, $0.6 million and $0.7 million for the years ended December 31, 2010, 2011 and 2012, respectively, and are classified as selling and marketing expenses.

Share-based compensation

(r) Share-based compensation

Share-based awards are recognized as compensation expenses, net of estimated forfeitures, in the consolidated statement of operations based on the fair value of equity awards on the date of the grant, with the compensation expense recognized over the service period. Share-based compensation expense has been recorded in either cost of revenues, selling and marketing expenses or general and administrative expenses, depending on the job functions of the grantees. The Company recognized share-based compensation expense of $10.1 million, $11.5 million and $14.3 million for the years ended December 31, 2010, 2011 and 2012, respectively (see Note 13).

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2010	2011	2012
Cost of revenues	3,636	3,793	3,905
Selling and marketing expenses	121	13	231
General and administrative expenses	6,328	7,667	10,178

Total	10,085	11,473	14,314

Income taxes

(s) Income taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates a deferred tax asset or liability using current tax laws and enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the U.S. GAAP basis in excess of the U.S. tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not to be sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely to be sustained upon the ultimate settlement of such uncertain position.

Earnings per share

(t) Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and the if-converted method for convertible notes.

Foreign currency translation

(u) Foreign currency translation

The reporting currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rate at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollars at the applicable rates of exchange prevailing on the date the transaction occurred. Transaction gains and losses are recognized in the statements of operations.

The financial records of the Company’s PRC subsidiaries are maintained in Renminbi (“RMB”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Cumulative translation adjustments are shown as a separate component of accumulated other comprehensive income in the statement of changes in equity and comprehensive income. Transaction gains and losses are recognized in the statements of operations in other income, net.

The RMB is not a freely convertible currency. The PRC State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC’s foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $48.2 million and $10.5 million as of December 31, 2011 and 2012, respectively.

Derivative instruments

(v) Derivative instruments

From time to time, the Company enters into deliverable and non-deliverable foreign-exchange forward contracts with financial institutions to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The Company does not apply hedge accounting to the instruments and, as such, they are marked to market at each reporting date, with changes in fair value recognized in the statements of operations.

The gains from foreign-exchange forward contracts were $2.8 million, $4.7 million and $5.3 million for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included in other income, net.

Comprehensive income

(w) Comprehensive income

Comprehensive income is comprised of net income and foreign-currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Concentration of credit risks

(x) Concentration of credit risks

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents mainly with large, state-owned financial institutions in the PRC.

The Company does not require collateral or other security to support financial instruments subject to credit risks. The Company establishes an allowance for doubtful receivables primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

New accounting pronouncements

(y) New accounting pronouncements

On July 27, 2012, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2012-02, which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. ASU 2012-02 is effective for annual and interim impairment tests performed. The Company is required to adopt ASU 2012-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On January 31, 2013, the FASB issued ASU 2013-01, which clarifies the offsetting disclosure requirements in ASU 2011-11. Under ASU 2013-01, the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815, including bifurcated embedded derivatives. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013 and interim periods within those years. Retrospective application is required for all comparative periods presented. The Company is required to adopt ASU 2013-01 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On February 5, 2013, the FASB issued ASU 2013-02, which requires entities to disclose the following additional information about items reclassified out of accumulated other comprehensive income (AOCI):

•

Changes in AOCI balances by component (e.g., unrealized gains or losses on available-for-sale securities or foreign-currency items). Both before-tax and net-of-tax presentations of the information are acceptable as long as an entity presents the income tax benefit or expense attributed to each component of OCI and reclassification adjustments in either the financial statements or the notes to the financial statements.

•	Significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements.

The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012 and should be applied prospectively. The Company is required to adopt ASU 2013-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiaries of Company

As of December 31, 2012, the Company operated primarily through the following subsidiaries:

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
WuXi AppTec (BVI) Inc. (“WXAT BVI”)	British Virgin Islands June 3, 2004	100%	Holding company of People’s Republic of China (“PRC”) subsidiaries
WuXi AppTec Co., Ltd. (“WXAT”)	PRC July 13, 2005	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Shanghai) Co., Ltd. (“WASH”)	PRC April 2, 2002	100%	Laboratory services to pharmaceutical and biotechnology industries
Shanghai SynTheAll PharmaTech Co., Ltd. (“STA”)	PRC January 23, 2003	100%	Pharmaceutical manufacturing
WuXi AppTec (Suzhou) Co., Ltd. (“WASZ”)	PRC October 8, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Tianjin) Co., Ltd. (“WATJ”)	PRC June 5, 2006	100%	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec Holding Company, Inc. (“AppTec Holding”)	United States of America (“United States” or “U.S.”) January 3, 2008	100%	Holding company of U.S. subsidiaries
WuXi AppTec, Inc. (“AppTec”)	United States January 3, 2008	100%	Laboratory services to biotechnology and medical device industries
WX (BVI), Ltd.	British Virgin Islands July 4, 2008	100%	Holding company of European subsidiaries
Kaipara Enterprises Ltd.	Cyprus July 14, 2008	100%	Shell company
Klivia Investments Sp. Z o.o.	Poland July 31, 2008	100%	Intermediate holding company
WuXi AppTec Biopharmaceuticals Co., Ltd. (“WABIO”)	PRC May 25, 2010	100%	Biologics manufacturing
WuXi AppTec (Wuhan) Co., Ltd. (“WAWH”)	PRC November 30, 2010	100%	Laboratory services to pharmaceutical and biotechnology industries
Shanghai AppTec (HK) Ltd.	Hong Kong December 10, 2010	100%	Shell company
Global Bond Investments Ltd.	Hong Kong December 8, 2010	100%	Investment management
Chemdepo, Inc. (“Chemdepo”)	United States March 30, 2011	100%	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
WuXi AppTec UK, Inc. (“AppTec UK”)	United Kingdom January 17, 2011	100%	Sales company
WuXi AppTec Sales, LLC (“Sales LLC”)	United States January 19, 2011	100%	Sales company
STA Pharmaceutical Hong Kong Ltd. (“STA HK”)	Hong Kong April 12, 2011	100%	Sales company
Shanghai STA Pharmaceutical R&D Co., Ltd. (“STA R&D”)	PRC April 15, 2011	100%	Pharmaceutical process development and manufacturing
WuXi PharmaTech Investment Holdings (Cayman) Inc.	United States May 24, 2011	100%	Investment holding company
WuXi PharmaTech Investments (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Fund I General Partner L.P.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Investment Management (Cayman) Inc.	Cayman Islands May 24, 2011	100%	Investment management
WuXi PharmaTech Healthcare Fund I L.P.	Cayman Islands May 24, 2011	100%	Corporate venture investment fund (US dollar fund)
Wuxi AppTec Investment & Development Co., Ltd.	PRC June 29, 2011	100%	Investment management
WuXi AppTec Biomedical Investment Management L.P.	PRC July 18, 2011	100%	Investment management
WuXi AppTec Equity Investment Management Co., Ltd.	PRC August 11, 2011	100%	Investment management
WuXi AppTec Investment Fund I L.P.	PRC August 16, 2011	100%	Corporate venture investment fund
WuXi AppTec Clinical Research and Regulatory Services Co., Ltd. (“WACR”)	PRC September 23, 2011	100%	Clinical development and regulatory services
Abgent, Inc.	United States October 14, 2011	100%	Biologics reagent research and sales
Abgent Europe Ltd.	United Kingdom October 14, 2011	100%	Biologics reagent sales
Abgent Biotechnology (Shanghai) Co., Ltd.	PRC October 14, 2011	100%	Biologics reagent production
Abgent Biotechnology (Suzhou) Co., Ltd. (“Abgent Suzhou”)	PRC October 14, 2011	100%	Biologics reagent development and production
MedKey Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization

Name of company	Place and date of incorporation / acquisition	Attributable equity interest held	Principal activity
Jiecheng Med-Tech Development Co., Ltd.	PRC October 31, 2011	100%	Clinical research organization
WuXi AppTec (Changzhou) Co., Ltd.	PRC December 15, 2011	100%	Pharmaceutical manufacturing
WuXi AppTec (Nanjing) Testing Technology Co., Ltd.	PRC December 16, 2011	100%	Testing services (no activity in 2012)
WuXi AppTec (Hong Kong) Ltd.	PRC March 26, 2012	100%	Sales company
WuXi AppTec (Suzhou) Testing Technology Co., Ltd.	PRC May 30, 2012	100%	Testing services (no activity in 2012)
STA Pharmaceutical (Haimen) Co., Ltd.	PRC July 2, 2012	100%	Pharmaceutical manufacturing (no activity in 2012)

The Company, together with its subsidiaries, is principally engaged in providing laboratory and manufacturing services to support research and development for pharmaceutical, biotechnology and medical device companies.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

Rollforward of Goodwill by Segment

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745
Balance as of December 31, 2011	34,701	—	34,701
Goodwill adjustments	(479)	—	(479)
Impairment recognized	(1,661)		(1,661)

Balance as of December 31, 2012	$32,561	$—	$32,561

Share Based Compensation

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2010	2011	2012
Cost of revenues	3,636	3,793	3,905
Selling and marketing expenses	121	13	231
General and administrative expenses	6,328	7,667	10,178

Total	10,085	11,473	14,314

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Abgent Inc. and its subsidiaries
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$2,823
Property, plant and equipment	807
Intangible assets-brand names	2,532	30 years
Intangible assets-customer relationships	243	10 years
Intangible assets-patents	484	5.9-10 years
Intangible assets-non-compete agreements	1,105	5 years
Goodwill	7,927
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)

Total purchase price	$12,074

Medkey
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$1,449
Intangible assets-brand names	1,445	20 years
Intangible assets-customer relationships	1,393	10 years
Intangible assets-non-compete agreements	284	5 years
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)

Total purchase price	$4,082

Chemdeop, Inc.
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

Amount
Current assets	$666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)

Total purchase price	$1,350

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements of Assets and Liabilities Measured at Fair Value on Recurring Basis

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts — recorded in other current assets	$2,051	$—	$2,051	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts — recorded in other current liabilities	(1,050)	—	(1,050)	—

Total	$1,001	$—	$1,001	$—

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$3,073	$—	$3,073	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(18)	—	(18)	—

Total	$3,055	$—	$3,055	$—

Amounts Related to Derivative Instruments Affecting Consolidated Statements of Operations

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012:

Derivative Type	Amount of Gain on Derivatives Recognized in Income
	2010	2011	2012
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts —recorded in other income, net	$2,773	$4,712	$5,337

Notional and Fair Value of Deliverable and Non-Deliverable Foreign-Exchange Forward Contracts and Option

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2011	Deliverable foreign-exchange forward contracts	$55,000	$1,185
As of December 31, 2011	Non-deliverable foreign-exchange forward contracts and options	$243,539	$(184)

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2012	Deliverable foreign-exchange forward contracts	$155,000	869
As of December 31, 2012	Non-deliverable foreign-exchange forward contracts and options	$150,000	2,186

Assets Measured Fair Value on Non Recurring Basis

The following table presents the Company’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2012:

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Loss
Acquired intangibles	$2,138	$—	$—	$2,138	$1,754
Goodwill	6,266		—	6,266	1,661

Total	$8,404	$—	$—	$8,404	$3,415

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories	Inventories consisted of the following:

	As of December 31,
	2011	2012
Raw materials	$12,026	$13,955
Work-in-progress	19,417	14,666
Finished goods	13,908	19,153

Total	$45,351	$47,774

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investment Accounted Equity Methods	Investments accounted for by the equity method consist of the following:

	As of December 31, 2012
	Carrying Amount	Ownership Percentage
NICLC	$637	40%
SCL	4,858	50%

Total	5,495

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2011	2012
Buildings	$71,953	$73,261
Vehicles	2,684	2,655
Fixtures and equipment	178,411	215,450
Building improvements	57,284	72,202

Total	310,332	363,568
Less: Accumulated depreciation	(103,033)	(140,402)

Subtotal	207,299	223,166
Construction in progress	38,395	41,215

Property, plant and equipment, net	$245,694	$264,381

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Amortizable Intangible Assets

As of December 31, 2011 and 2012, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2011	2012
Cost:
Customer relationships	$11,132	$10,682
Patents	484	359
Trade names	3,983	3,429
Non-compete agreements	1,390	535
Software	6,779	7,768

Total	$23,768	$22,773

Accumulated amortization:
Customer relationships	(8,182)	(9,443)
Patents	(17)	(96)
Trade names	(30)	(185)
Non-compete agreements	(56)	(315)
Software	(4,915)	(5,466)

Total	$(13,200)	$(15,505)

Intangible assets, net	$10,568	$7,268

Estimated Amortization Expense of Intangible Assets for Future Years	The following table presents the total estimated amortization expense for intangible assets for future years:

Year	Total
2013	866
2014	771
2015	725
2016	684
2017	592
Thereafter	3,630

Total	7,268

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Non Current Assets

	As of December 31,
	2011	2012
Deposits on residential apartments for employees	$16,269	$16,309
Others	3,200	3,440

Total	$19,469	$19,749

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings

The Company’s borrowings consisted of the following:

	As of December 31,
	2011	2012
PRC
Short-term bank borrowings	$28,450	$13,839
Long-term debt	—	4,260

PRC subtotal	$28,450	$18,099

U.S.
Senior debt—borrowings under term note	1,857	1,646
Short-term bank borrowing	—	45,041

U.S. subtotal	$1,857	$46,687

Total	$30,307	$64,786

Maturity Analysis:
Short-term bank borrowings	$28,450	$58,880
Long-term debt, current portion	211	209

Sub-total, current portion	28,661	59,089
Long-term debt, non-current portion	1,646	5,697

Total	$30,307	$64,786

Schedule of Future Payments	The schedule of future payments of all borrowings as of December 31, 2012 is as follows:

Year	Total
2013	$59,089
2014	4,480
2015	231
2016	242
2017	255
Thereafter	489

Total	$64,786

SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2010	2011	2012
Share options	$1,240	$100	$481
Restricted stock units	8,845	11,373	13,833

Total share-based compensation expense	$10,085	$11,473	$14,314

Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2010	2011	2012
Risk-free interest rate	1.84 - 3.03%	1.53 - 2.90%	0.93%
Expected life (in years)	5.50 - 6.25	6.00	6.00
Expected volatility	43.50 - 45.20%	42.2 - 42.8%	44.3%
Expected dividends	—	—	—

Summary of Share Option Activity

The following summarizes the Company’s share option activity as of and for the year ended December 31, 2012:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	6,975,344	$1.76	7.11 years	$1,868
Granted	1,200,000	1.84
Forfeited	(1,086,352)	3.29
Exercised	(1,752,184)	0.79

Outstanding at December 31, 2012	5,336,808		7.06 years	$1,878

Vested or expected to vest at December 31, 2012	5,308,347	$1.79	7.06 years	$1,873

Exercisable at December 31, 2012	3,592,600	$1.77	6.01 years	$1,614

Assumptions Used to Estimated Grant Fair Value Using Monte Carlo Simulation

The Company estimated the grant-date fair value using a Monte Carlo simulation with the following assumptions

2012
Risk-free interest rate	0.14 - 0.24%
Expected volatility	36.91%
Expected dividends	—

Summary of Nonvested Restricted Stock Unit Activity

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2012 is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted Average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2012	16,864,616	$1.58
Granted	9,501,144	1.69
Forfeited	(901,864)	1.72
Vested	(5,991,456)	1.51

Nonvested restricted stock units at December 31, 2012	19,472,440	1.66

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Provision for Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2010	2011	2012
Current tax expense
PRC	$9,991	$14,108	$14,616
United States	67	117	96
Other	39	89	57
Deferred tax expense
PRC	(1,651)	(1,292)	(1,379)
United States	1,795	3,586	4,002
Other	3	(2)	1

Income tax expense	$10,244	$16,606	$17,393

Principal Components of Deferred Income Tax Assets/Liabilities

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets:
Inventory write down	$1,544	644
Prepaid expenses and accruals	(49)	116
Target bonus accrual	1,615	2,213
Net operating loss	—	4,545
Other	1,418	1,537

Subtotal	$4,528	$9,055

Noncurrent deferred tax assets:
Net operating loss carryforwards	9,345	2,805
Deferred lease credit and deferred rent	1,228	—
Fixed asset basis difference	(2,082)	—
Intangible asset basis difference	(494)	—
Other	502	232

Subtotal	$8,499	$3,037

Total deferred tax assets	$13,027	$12,092

	As of December 31,
	2011	2012
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	$68	$64
Others	147	688

Subtotal	$215	$752

Noncurrent deferred tax liabilities:
Intangible asset basis difference	2,293	2,707
Others	193	1,447

Subtotal	$2,486	$4,154

Total deferred tax liabilities	$2,701	$4,906

Reconciliation Between Total Income Tax Expense and Amount Computed by Applying Statutory Income Tax Rate to Income Before Taxes

A reconciliation between total income tax expense and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year Ended December 31,
	2010	2011	2012
PRC enterprise income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(4.6)%	3.3%	3.4%
Expenses not deductible for tax purposes
Entertainment expenses	0.1%	0.2%	0.2%
Goodwill impairment	—	—	0.4%
Decrease of unrecognized tax benefit	—	—	(0.7)%
Other expenses	(0.8)%	0.1%	(0.7)%
Tax exemption and tax relief
Reduced tax rate impact	(10.8)%	(10.4)%	(9.9)%
Deferred tax effect due to tax rate change	1.4%	(1.1)%	(0.3)%
Tax true-up	(0.2)%	(0.1)%	(0.7)%

Effective tax rate	10.1%	17.0%	16.7%

Roll-Forward of Unrecognized Tax Benefits

The following table is a rollforward of unrecognized tax benefits:

	Year Ended December 31,
	2010	2011	2012
Balance as of January 1	$1,070	$1,070	$1,835
Addition for tax positions related to the current period	—	1,065	—
Decrease related to settlement with tax authority	—	—	(1,064)
Reduction due to lapse of statute of limitations	—	(300)	(771)

Balance as of December 31	$1,070	$1,835	$—

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic And Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2010	2011	2012
Income attributable to holders of ordinary shares—basic and diluted	$90,811	$80,979	$86,584

Weighted-average ordinary shares outstanding used in computing basic earnings per share	556,338,146	567,076,049	568,366,612
Plus: Shares attributable to convertible notes, if converted	22,771,002	22,771,002	2,488,636
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	18,413,425	13,670,825	11,523,501

Shares used in calculating diluted earnings per share	597,522,573	603,517,876	582,378,749

Basic earnings per share	$0.16	$0.14	$0.15

Diluted earnings per share	$0.15	$0.13	$0.15

Outstanding Securities Excluded from Calculation of Diluted Earnings Per Share

For the years ended December 31, 2010, 2011 and 2012, the following outstanding securities were excluded from the calculation of diluted earnings per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2010	2011	2012
Share options and nonvested restricted stock units granted	6,462,924	4,335,607	3,803,339

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non-cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2012 are as follows:

Year Ending December 31,	Minimum Lease Payment
2013	$9,116
2014	8,623
2015	7,339
2016	7,247
2017 and thereafter	17,689

CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2012
Customers with Greater than 10% of Net Revenues and Outstanding Accounts Receivable

The following table summarizes customers that contributed greater than 10% of net revenues:

Name of Customer	Year Ended December 31,
	2010	2011	2012
Customer A	18.4%	15.3%	16.2%
Customer B	*	10.7%	*

*	Less than 10%

The following table summarizes customers with greater than 10% of outstanding accounts receivable:

Name of Customer	Year Ended December 31,
	2010	2011	2012
Customer A	*	*	15.9%

*	Less than 10%

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Selected Revenue and Expense Information for each Reportable Segment

The following table summarizes the selected revenue and expense information for each reportable segment:

Years Ended December 31:
	Laboratory Services	Manufacturing Services	Total
2010
Net revenues from external customers	$278,908	$55,153	$334,061
Cost of revenues	(166,436)	(40,033)	(206,469)

Gross profit	$112,472	$15,120	$127,592

2011	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$311,638	$95,539	$407,177
Cost of revenues	(184,882)	(65,851)	(250,733)

Gross profit	$126,756	$29,688	$156,444

2012	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$382,890	117,022	$499,912
Cost of revenues	(235,148)	(81,526)	(316,674)

Gross profit	$147,742	35,496	$183,238

Company's Revenues by Geographic Region

The following table summarizes the Company’s revenues by geographic region determined according to the location of customers:

	Year Ended December 31,
	2010	2011	2012
United States	$239,028	$271,346	$328,301
Europe	42,167	44,730	82,531
Other countries	52,965	91,383	89,508

Gross revenues	$334,160	$407,459	$500,340
Sales tax	(99)	(282)	(428)

Net revenues	$334,061	$407,177	$499,912

Revenues by Business Lines

The following table summarizes the Company’s net revenues generated from business lines:

	Year Ended December 31,
	2010	2011	2012
Discovery Services*	$183,604	$196,399	$231,908
Development Services*	19,814	34,946	61,335
U.S. Testing Services	75,490	80,293	89,647
Manufacturing Services	55,153	95,539	117,022

Net revenues	$334,061	$407,177	$499,912

* Discovery Services and Development Services combined were reported as China-Based Laboratory Services in the Company’s quarterly earnings releases, which are filled on Form 6-K.

Company's Long-lived Asset by Geographic Region

The following table summarizes the Company’s long-lived assets by geographic region determined according to the location of the assets:

	December 31,
	2011	2012
PRC	$227,513	$246,816
United States	18,181	17,565

Total	$245,694	$264,381

Subsidiaries Of Company (Detail)	12 Months Ended
Dec. 31, 2012
WuXi AppTec (BVI) Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	British Virgin Islands
Date of incorporation / acquisition	Jun 3, 2004
Attributable equity interest held	100.00%
Principal activity	Holding company of People's Republic of China("PRC") subsidiaries
WuXi AppTec Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jul 13, 2005
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Shanghai) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Apr 2, 2002
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
Shanghai SynTheAll PharmaTech Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jan 23, 2003
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical manufacturing
WuXi AppTec (Suzhou) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 8, 2006
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec (Tianjin) Co., Ltd
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jun 5, 2006
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
WuXi AppTec Holding Company, Inc
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States of America ("United States" or "U.S.")
Date of incorporation / acquisition	Jan 3, 2008
Attributable equity interest held	100.00%
Principal activity	Holding company of U.S. subsidiaries
WuXi AppTec, Inc
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Jan 3, 2008
Attributable equity interest held	100.00%
Principal activity	Laboratory services to biotechnology and medical device industries
WX (BVI), Limited
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	British Virgin Islands
Date of incorporation / acquisition	Jul 4, 2008
Attributable equity interest held	100.00%
Principal activity	Holding company of European subsidiaries
Kaipara Enterprises Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cyprus
Date of incorporation / acquisition	Jul 14, 2008
Attributable equity interest held	100.00%
Principal activity	Shell company
Klivia Investments Sp. Z o.o.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Poland
Date of incorporation / acquisition	Jul 31, 2008
Attributable equity interest held	100.00%
Principal activity	Intermediate holding company
WuXi AppTec Biopharmaceuticals Co, Ltd
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	May 25, 2010
Attributable equity interest held	100.00%
Principal activity	Biologics manufacturing
WuXi AppTec (Wuhan) Co., Ltd
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Nov 30, 2010
Attributable equity interest held	100.00%
Principal activity	Laboratory services to pharmaceutical and biotechnology industries
Shanghai AppTec (HK) Limited
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Hong Kong
Date of incorporation / acquisition	Dec 10, 2010
Attributable equity interest held	100.00%
Principal activity	Shell company
Global Bond Investments Limited
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Hong Kong
Date of incorporation / acquisition	Dec 8, 2010
Attributable equity interest held	100.00%
Principal activity	Investment management
Chemdepo, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Mar 30, 2011
Attributable equity interest held	100.00%
Principal activity	Radioactive chemistry compound synthesis service to pharmaceutical and biotechnology industries
WuXi AppTec UK, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United Kingdom
Date of incorporation / acquisition	Jan 17, 2011
Attributable equity interest held	100.00%
Principal activity	Sales company
WuXi AppTec Sales, LLC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Jan 19, 2011
Attributable equity interest held	100.00%
Principal activity	Sales company
STA Pharmaceutical Hong Kong Limited
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Hong Kong
Date of incorporation / acquisition	Apr 12, 2011
Attributable equity interest held	100.00%
Principal activity	Sales company
Shanghai STA Pharmaceutical R&D Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Apr 15, 2011
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical process development and manufacturing
WuXi PharmaTech Investment Holdings (Cayman) INC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment holding company
WuXi PharmaTech Investments (Cayman) INC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi PharmaTech Fund I General Partner L.P.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi PharmaTech Investment Management (Cayman) INC.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi PharmaTech Healthcare Fund I L.P.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	Cayman Islands
Date of incorporation / acquisition	May 24, 2011
Attributable equity interest held	100.00%
Principal activity	Corporate venture investment fund (US dollar fund)
Wuxi AppTec Investment & Development Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jun 29, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi AppTec Biomedical Investment Management Company
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jul 18, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi AppTec Equity Investment Management Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Aug 11, 2011
Attributable equity interest held	100.00%
Principal activity	Investment management
WuXi AppTec Investment Fund I L.P.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Aug 16, 2011
Attributable equity interest held	100.00%
Principal activity	Corporate venture investment fund
WuXi AppTec Clinical Research and Regulatory Services Co., Ltd. ("WACR")
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Sep 23, 2011
Attributable equity interest held	100.00%
Principal activity	Clinical development and regulatory services
Abgent, Inc.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United States
Date of incorporation / acquisition	Oct 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent research and sales
Abgent Europe Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	United Kingdom
Date of incorporation / acquisition	Oct 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent sales
Abgent Biotechnology (Shanghai) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent production
Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 14, 2011
Attributable equity interest held	100.00%
Principal activity	Biologics reagent development and production
MedKey Med-Tech Development Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 31, 2011
Attributable equity interest held	100.00%
Principal activity	Clinical research organization
Jiecheng Med-Tech Development Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Oct 31, 2011
Attributable equity interest held	100.00%
Principal activity	Clinical research organization
Wuxi Apptec (Changzhou) Co., Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Dec 15, 2011
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical manufacturing
WuXi AppTec (Nanjing) Testing Technology Co.,Ltd.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Dec 16, 2011
Attributable equity interest held	100.00%
Principal activity	Testing services (no activity in 2012)
WuXi AppTec (Hong Kong) Limited.
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Mar 26, 2012
Attributable equity interest held	100.00%
Principal activity	Sales company
WuXi AppTec (Suzhou) Testing Technology Co., Ltd.,
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	May 30, 2012
Attributable equity interest held	100.00%
Principal activity	Testing services (no activity in 2012)
STA Pharmaceutical (Haimen) Co., Ltd
Organization and Principal Activities [Line Items]
Place of incorporation / acquisition	PRC
Date of incorporation / acquisition	Jul 2, 2012
Attributable equity interest held	100.00%
Principal activity	Pharmaceutical manufacturing (no activity in 2012)

Estimated Useful Lives Of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment	20 years
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment	5 years
Fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment	1 year
Fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment	15 years
Building improvement | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment	3 years
Building improvement | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment	11 years

Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Goodwill adjustment in connection with acquired deferred tax assets		$ 480,000	$ 479,000
Goodwill Impairment	1,700,000		1,661,000
Impairment of acquired intangibles			1,800,000	0	0
Sales-related taxes			428,000	282,000	99,000
Shipping and handling costs			100,000	100,000	100,000
Government subsidies			14,000,000	9,900,000	8,600,000
Laboratories lease free period			5 years
Advanced subsidies	11,900,000		11,900,000	9,600,000
Advertising expenses			700,000	600,000	500,000
Share-based compensation expenses			14,314,000	11,473,000	10,085,000
Cash and cash equivalents and restricted cash denominated in RMB	10,500,000		10,500,000	48,200,000
Corporate
Significant Accounting Policies [Line Items]
Government subsidies			8,100,000	6,400,000	4,100,000
Asset Acquisition
Significant Accounting Policies [Line Items]
Government subsidies			3,700,000	1,800,000	1,500,000
Abgent, Inc.
Significant Accounting Policies [Line Items]
Impairment of acquired intangibles	1,800,000
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other income, net
Significant Accounting Policies [Line Items]
Gains (losses) from foreign-exchange forward contracts			$ 5,337,000	$ 4,712,000	$ 2,773,000
Use Rights
Significant Accounting Policies [Line Items]
Intangible asset useful life			50 years
Customer Relationships and Sales Backlog | Minimum
Significant Accounting Policies [Line Items]
Intangible asset useful life			1 year
Customer Relationships and Sales Backlog | Maximum
Significant Accounting Policies [Line Items]
Intangible asset useful life			10 years
Other Intangible Assets | Minimum
Significant Accounting Policies [Line Items]
Intangible asset useful life			2 years
Other Intangible Assets | Maximum
Significant Accounting Policies [Line Items]
Intangible asset useful life			30 years

Rollforward Of Goodwill By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance			$ 34,701	$ 23,956
Goodwill adjustments		(480)	(479)
Goodwill arising from acquisitions				10,745
Impairment recognized	(1,700)		(1,661)
Ending Balance	32,561		32,561	34,701
Laboratory services
Goodwill [Line Items]
Beginning Balance			34,701	23,956
Goodwill adjustments			(479)
Goodwill arising from acquisitions				10,745
Impairment recognized			(1,661)
Ending Balance	$ 32,561		$ 32,561	$ 34,701

Share Based Compensation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 14,314	$ 11,473	$ 10,085
Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	3,905	3,793	3,636
Selling and marketing expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	231	13	121
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 10,178	$ 7,667	$ 6,328

Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended
	Jul. 29, 2010	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 Laboratory services	Oct. 14, 2011 Abgent Inc. and its subsidiaries	Dec. 31, 2012 Abgent Inc. and its subsidiaries	Dec. 31, 2012 Abgent Inc. and its subsidiaries Laboratory services	Sep. 30, 2012 Abgent Inc. and its subsidiaries Laboratory services	Oct. 31, 2011 Medkey	Oct. 31, 2011 Medkey Laboratory services	Mar. 30, 2011 Chemdepo, Inc.	Mar. 30, 2011 Chemdepo, Inc. Laboratory services	Jul. 29, 2010 General and administrative expenses	Jul. 29, 2010 Other Income
Business Acquisition [Line Items]
Termination fee received	$ 30,000,000													$ 5,000,000	$ 25,000,000
Business acquisition, purchase price						12,100,000				4,100,000		1,400,000
Cash payment						8,800,000				3,400,000
Contingent cash consideration fair value						3,300,000				700,000
Contingent cash consideration						5,000,000
Contingent cash consideration payment period						2 years				2 years
Goodwill						7,927,000		7,900,000	7,900,000	1,617,000	1,600,000	712,000	700,000
Deferred tax asset				480,000
Goodwill Impairment		$ 1,700,000	$ 1,661,000		$ 1,661,000		$ 1,700,000

Acquired Assets And Assumed Liabilities Recorded At Fair Value For Abgent And Subsidiaries (Detail) (Abgent Inc. and its subsidiaries, USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 14, 2011
Business Acquisition [Line Items]
Current assets	$ 2,823
Property, plant and equipment	807
Goodwill	7,927
Current liabilities	(2,307)
Deferred tax liabilities	(1,540)
Total purchase price	12,074
Trade Names
Business Acquisition [Line Items]
Intangible asset	2,532
Amortization Period	30 years
Customer Relationships
Business Acquisition [Line Items]
Intangible asset	243
Amortization Period	10 years
Patents
Business Acquisition [Line Items]
Intangible asset	484
Patents | Minimum
Business Acquisition [Line Items]
Amortization Period	5 years 10 months 24 days
Patents | Maximum
Business Acquisition [Line Items]
Amortization Period	10 years
Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset	$ 1,105
Amortization Period	5 years

Acquired Assets And Assumed Liabilities Recorded At Fair Value For MedKey (Detail) (Medkey, USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 31, 2011
Business Acquisition [Line Items]
Current assets	$ 1,449
Goodwill	1,617
Current liabilities	(1,325)
Deferred tax liabilities	(781)
Total purchase price	4,082
Trade Names
Business Acquisition [Line Items]
Intangible asset	1,445
Amortization Period	20 years
Customer Relationships
Business Acquisition [Line Items]
Intangible asset	1,393
Amortization Period	10 years
Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset	$ 284
Amortization Period	5 years

Acquired Assets And Assumed Liabilities Recorded At Fair Value For Chemdepo (Detail) (Chemdepo, Inc., USD $) In Thousands, unless otherwise specified	Mar. 30, 2011
Chemdepo, Inc.
Business Acquisition [Line Items]
Current assets	$ 666
Property, plant and equipment	36
Goodwill	712
Current liabilities	(64)
Total purchase price	$ 1,350

Fair Value Measurements Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Not Designated as Hedging Instrument, Foreign Exchange Forward, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	$ 3,055	$ 1,001
Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	3,073	2,051
Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	(18)	(1,050)
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	3,055	1,001
Fair Value, Inputs, Level 2 | Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	3,073	2,051
Fair Value, Inputs, Level 2 | Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	$ (18)	$ (1,050)

Amounts Related To Derivative Instruments Affecting Consolidated Statements Of Operations (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Forward, Other income, net, USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) on Derivatives Recognized in Income	$ 5,337	$ 4,712	$ 2,773

Fair Value Measurement - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 09, 2007	Dec. 31, 2012 Laboratory services	Dec. 31, 2012 Abgent Inc. and its subsidiaries	Oct. 14, 2011 Abgent Inc. and its subsidiaries	Dec. 31, 2012 Abgent Inc. and its subsidiaries Laboratory services	Sep. 30, 2012 Abgent Inc. and its subsidiaries Laboratory services	Dec. 31, 2012 Foreign Exchange Forward Deliverable	Dec. 31, 2011 Foreign Exchange Forward Deliverable	Dec. 31, 2012 Foreign Exchange Forward Deliverable Minimum	Dec. 31, 2011 Foreign Exchange Forward Deliverable Minimum	Dec. 31, 2012 Foreign Exchange Forward Deliverable Maximum	Dec. 31, 2011 Foreign Exchange Forward Deliverable Maximum	Dec. 31, 2012 Foreign Exchange Forward Non Deliverable	Dec. 31, 2011 Foreign Exchange Forward Non Deliverable	Dec. 31, 2012 Foreign Exchange Option Non Deliverable	Dec. 31, 2011 Foreign Exchange Option Non Deliverable	Dec. 31, 2012 Foreign Exchange Forward And Option Contracts Non Deliverable	Dec. 31, 2011 Foreign Exchange Forward And Option Contracts Non Deliverable	Dec. 31, 2012 Foreign Exchange Forward And Option Contracts Non Deliverable Minimum	Dec. 31, 2011 Foreign Exchange Forward And Option Contracts Non Deliverable Minimum	Dec. 31, 2012 Foreign Exchange Forward And Option Contracts Non Deliverable Maximum	Dec. 31, 2011 Foreign Exchange Forward And Option Contracts Non Deliverable Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Value											$ 155,000,000	$ 55,000,000					$ 90,000,000	$ 170,500,000	$ 60,000,000	$ 73,000,000	$ 150,000,000	$ 243,539,000
Maturity period													3 months	3 months	15 months	15 months							1 month	1 month	13 months	13 months
Long-term investments in privately held companies, fair value	14,000,000	14,000,000
Long-term borrowing, fair value	5,200,000	5,200,000	1,700,000
Convertible notes, carrying value			35,900,000		40,000,000
Convertible notes, fair value			35,900,000
Intangible assets							3,900,000
Intangible assets impairment Charge		1,800,000	0	0			1,800,000
Goodwill								7,927,000	7,900,000	7,900,000
Goodwill, fair value							6,300,000
Impairment Charge	$ 1,700,000	$ 1,661,000				$ 1,661,000	$ 1,700,000

Notional And Fair Value Of Deliverable And Non-Deliverable Foreign-Exchange Forward Contracts And Option (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreign Exchange Forward | Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	$ 155,000	$ 55,000
Fair Value	869	1,185
Foreign Exchange Forward | Non Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	90,000	170,500
Foreign Exchange Forward And Option Contracts | Non Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	150,000	243,539
Fair Value	$ 2,186	$ (184)

Assets Measured at Fair Value On Non Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	$ 8,404	$ 8,404
Acquired intangibles		1,800	0	0
Goodwill	1,700	1,661
Acquired Intangible Assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	2,138	2,138
Goodwill
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	6,266	6,266
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	8,404	8,404
Fair Value, Inputs, Level 3 | Acquired Intangible Assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	2,138	2,138
Fair Value, Inputs, Level 3 | Goodwill
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	6,266	6,266
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Acquired intangibles		1,754
Goodwill		1,661
Total		$ 3,415

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Line Items]
Raw materials	$ 13,955	$ 12,026
Work-in-progress	14,666	19,417
Finished goods	19,153	13,908
Total	$ 47,774	$ 45,351

Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Inventory write down	$ 2.9	$ 2.2	$ 0.3

Investment Accounted Equity Methods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 19, 2012
Schedule of Equity Method Investments [Line Items]
Carrying amount	$ 5,495
NICLC
Schedule of Equity Method Investments [Line Items]
Carrying amount	637	637
Ownership percentage	40.00%	40.00%
SCL
Schedule of Equity Method Investments [Line Items]
Carrying amount	$ 4,858
Ownership percentage	50.00%

Long-Term Investment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 NICLC	Apr. 19, 2012 NICLC	Dec. 31, 2012 SCL
Schedule of Equity Method Investments [Line Items]
Equity method Investment	$ 5,495,000	$ 637,000	$ 637,000	$ 4,858,000
Equity Investment ownership percentage		40.00%	40.00%	50.00%
Investment loss recognized	642,000
Cost method investment	$ 8,500,000

Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 363,568	$ 310,332
Less: Accumulated depreciation	(140,402)	(103,033)
Subtotal	223,166	207,299
Construction in progress	41,215	38,395
Property, plant and equipment, net	264,381	245,694
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	73,261	71,953
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,655	2,684
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	215,450	178,411
Building improvement
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 72,202	$ 57,284

Property, Plant And Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 39,100,000	$ 31,900,000	$ 25,900,000
Impairment charges for property, plant and equipment	$ 0	$ 0	$ 0

Amortizable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 22,773	$ 23,768
Intangible assets accumulated amortization	(15,505)	(13,200)
Intangible assets, net	7,268	10,568
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	10,682	11,132
Intangible assets accumulated amortization	(9,443)	(8,182)
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	359	484
Intangible assets accumulated amortization	(96)	(17)
Trade Names
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	3,429	3,983
Intangible assets accumulated amortization	(185)	(30)
Non-compete Agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	535	1,390
Intangible assets accumulated amortization	(315)	(56)
Software
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	7,768	6,779
Intangible assets accumulated amortization	$ (5,466)	$ (4,915)

Intangible Assets, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Total amortization expense	$ 2.5	$ 2.1	$ 3.3
Intangible assets impairments	$ 1.8	$ 0	$ 0

Estimated Amortization Expense Of Intangible Assets For Future Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
2013	$ 866
2014	771
2015	725
2016	684
2017	592
Thereafter	3,630
Total	$ 7,268

Other Non Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Line Items]
Deposits on residential apartments for employees	$ 16,309	$ 16,269
Others	3,440	3,200
Total	$ 19,749	$ 19,469

Other Non Current Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Property
Other Assets [Line Items]
Number of residential units to be purchased	332
Payment for residential buildings	$ 16.3
Additional amount to be paid in 2013 for residential buildings	$ 4

Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
PRC subtotal	$ 64,786	$ 30,307
Short-term bank borrowing	58,880	28,450
Long-term debt, current portion	209	211
Sub-total, current portion	59,089	28,661
Long-term debt, non-current portion	5,697	1,646
Total	64,786	30,307
China
Debt Instrument [Line Items]
PRC subtotal	18,099	28,450
Short-term bank borrowing	13,839	28,450
Long-term debt	4,260
Total	18,099	28,450
United States
Debt Instrument [Line Items]
PRC subtotal	46,687	1,857
Senior debt-borrowings under term note	1,646	1,857
Short-term bank borrowing	45,041
Total	$ 46,687	$ 1,857

Borrowings - Additional Information (Detail) (USD $)	1 Months Ended				1 Months Ended					1 Months Ended						1 Months Ended
	Sep. 12, 2012 WuXi AppTec (Shanghai) Co., Ltd. Loan Agreement	Dec. 31, 2012 WuXi AppTec (Shanghai) Co., Ltd. Loan Agreement	Dec. 31, 2012 Term Note AppTec	Feb. 13, 2003 Term Note AppTec Installment	Jan. 24, 2011 Revolving Credit Facility	Jan. 28, 2010 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 30, 2011 Revolving Credit Facility	Nov. 26, 2012 Revolving Credit Facility AppTec	Dec. 31, 2012 Revolving Credit Facility AppTec	Dec. 31, 2012 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd.	Jul. 11, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Jan. 05, 2011 Revolving Credit Facility WuXi AppTec (Shanghai) Co., Ltd. U.S Dollar Denominated Debt	Sep. 10, 2012 Revolving Credit Facility WuXi AppTec Shanghai, Wuhan, and Biotechnology Co, Ltd	Dec. 31, 2012 Revolving Credit Facility WuXi AppTec Shanghai, Wuhan, and Biotechnology Co, Ltd	Jan. 28, 2010 Revolving Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Facility Minimum AppTec	Dec. 31, 2012 Revolving Credit Facility Maximum AppTec	Dec. 31, 2012 Promissory Notes AppTec	Nov. 30, 2012 Promissory Notes AppTec	Dec. 31, 2012 Promissory Notes Minimum AppTec	Dec. 31, 2012 Promissory Notes Maximum AppTec
Debt Instrument [Line Items]
Line of credit facility, maturity period	2 years				1 year	1 year				1 year						1 year
Line of credit facility, maximum borrowing capacity	$ 4,300,000					$ 20,000,000			$ 25,000,000	$ 25,000,000					$ 7,500,000	$ 15,000,000						$ 20,000,000
Line of credit facility, interest rate description	The interest rate was based on three-month Libor plus 2.75% and is reset every 3 months based on the prevailing rate					The interest rate for each drawdown was based on the London Interbank Offered Rate ("Libor") for the corresponding period on the drawdown date plus 2.5%.										The interest rate of each drawdown was based on Libor for the corresponding period on the drawdown date plus 3.0%.
Line of credit facility, margin rate	2.75%					2.50%				2.50%					2.50%	3.00%						2.50%
Line of credit facility covenant, required net assets																		150,000,000
Line of credit facility, management fee					0.20%
Line of credit facility average interest rate		3.35%					3.21%	2.94%				4.06%	3.87%				2.37%
Line of credit facility, amended maximum borrowing capacity														12,500,000
Line of credit facility, amount drawn											25,000,000						7,800,000				20,000,000
Debt Instrument, principal amount				3,800,000
Debt Instrument, number of consecutive periodic payment				180
Debt Instrument, interest rate				4.00%
Long-term debt			1,600,000
Net asset of subsidiaries																			400,000,000				400,000,000
Aggregate debt company																				$ 50,000,000				$ 50,000,000

Schedule of Future Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 59,089
2014	4,480
2015	231
2016	242
2017	255
Thereafter	489
PRC subtotal	$ 64,786	$ 30,307

Convertible Notes - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Feb. 24, 2012	Feb. 13, 2012	Feb. 09, 2012	Feb. 15, 2008	Feb. 09, 2007	Dec. 31, 2011
Debt Instrument [Line Items]
Convertible note					$ 40	$ 35.9
Convertible notes, maturity date description					The convertible notes matured on the earliest to occur of (i) February 9, 2012, (ii) the consummation of a sale transaction such as a merger or tender offer or (iii) when declared due and payable by the note holders upon default.
Convertible notes, earliest maturity date					Feb 9, 2012
Ordinary shares converted from notes			22,771,021	3,253,000
Convertible note, converted amount			35	5
Accrued interest of converted notes			$ 0.9	$ 0.1
Ordinary shares repurchased and cancelled	22,771,021
Per-ADS equivalent purchase price	$ 13
Discount ADS purchase price		5.00%
After Initial Public Offering
Debt Instrument [Line Items]
Convertible notes, interest rate					5.00%
Conversion price per share					$ 1.575
Convertible notes, latest date					Jan 1, 2008
Ordinary shares converted from notes					26,024,002
After Initial Public Offering | Minimum
Debt Instrument [Line Items]
Conversion price per share					$ 1.086
Before Initial Public Offering
Debt Instrument [Line Items]
Convertible notes, interest rate					12.00%

Share Repurchase Program - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 08, 2012	Dec. 31, 2012
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase aggregate amount	$ 30
Stock repurchase program, period	18 months
Stock repurchase program, repurchased in open market		$ 30
ADSs
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase aggregate ADS		2,138,993
Ordinary
Stock Repurchase Program [Line Items]
Stock repurchase program, repurchase aggregate ordinary shares		17,111,944

Share-based Compensation Expense by Type of Award (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options	$ 481	$ 100	$ 1,240
Restricted stock units	13,833	11,373	8,845
Total share-based compensation expense	$ 14,314	$ 11,473	$ 10,085

Share-Based Compensation Expense - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended						1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Jun. 01, 2006	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Dec. 31, 2012 Nonvested Restricted Stock Units	Dec. 31, 2011 Nonvested Restricted Stock Units	Dec. 31, 2010 Nonvested Restricted Stock Units	Nov. 12, 2010 2007 Employee Share Incentive Plan	Dec. 31, 2012 2007 Employee Share Incentive Plan	Jul. 15, 2008 2007 Employee Share Incentive Plan	Jul. 18, 2005 Options Granted on July 18, 2005	Jul. 18, 2005 Management employees	Dec. 31, 2012 Management employees	Jul. 18, 2005 Management employees Share options	Dec. 31, 2012 Chief Executive Officer Nonvested Restricted Stock Units	Jun. 01, 2006 Period 1	Jun. 01, 2006 Period 2	Jun. 01, 2006 Period 3	Dec. 31, 2007 Minimum	Dec. 31, 2006 Minimum	Nov. 12, 2010 Minimum 2007 Employee Share Incentive Plan	Dec. 31, 2007 Maximum	Dec. 31, 2006 Maximum	Nov. 12, 2010 Maximum 2007 Employee Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	1,200,000	10,416,950	36,250,000										16,033,138		166,400	27,895,000
Nonvested restricted stock units vesting period																		3 years	3 years				2 years	2 years	1 year	4 years	4 years	5 years
Share base compensation, percentage options exercisable																30.00%
Share base compensation, percentage options exercisable																70.00%
Number of share options outstanding	5,336,808			6,975,344													166,400
Number of shares authorized					74,044,450							82,044,400		46,044,400
Option granted year																				2005	2006	2007
Expiration period												10 years
Number of nonvested restricted stock units granted									9,501,144				43,795,736
Weighted-average grant-date fair value of options granted						$ 0.79	$ 0.93	$ 0.94
Options exercised	1,752,184					1,752,184	3,751,360	5,719,584
Aggregate intrinsic value of options exercised						$ 1.9	$ 5.8	$ 9.4
Total unrecognized compensation expense						0.4			14.2
Total unrecognized compensation expense, weighted average period of recognition (in years)						1 year 6 months 7 days			2 years 6 months 29 days
Total fair value of nonvested restricted stock units vested									$ 9	$ 9.8	$ 7.8

Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model (Detail) (Share options) (Detail) (Share options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		1.53%	1.84%
Risk-free interest rate, maximum		2.90%	3.03%
Risk-free interest rate	0.93%
Expected life (in years)	6 years	6 years
Expected volatility, minimum		42.20%	43.50%
Expected volatility, maximum		42.80%	45.20%
Expected volatility	44.30%
Expected dividends
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)			5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)			6 years 3 months

Summary of Share Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2006
Number of Options
Outstanding at January 1, 2012	6,975,344
Granted	1,200,000		10,416,950	36,250,000
Forfeited	(1,086,352)
Exercised	(1,752,184)
Outstanding at December 31, 2012	5,336,808	6,975,344
Vested or expected to vest at December 31, 2012	5,308,347
Exercisable at December 31, 2012	3,592,600
Weighted-Average Exercise Price
Outstanding at January 1, 2012	$ 1.76
Granted	$ 1.84
Forfeited	$ 3.29
Exercised	$ 0.79
Vested or expected to vest at December 31, 2012	$ 1.79
Exercisable at December 31, 2012	$ 1.77
Weighted-Average Remaining Contractual Term
Weighted-average remaining contractual term of options outstanding	7 years 22 days	7 years 1 month 10 days
Weighted-average remaining contractual term of options outstanding	7 years 22 days	7 years 1 month 10 days
Vested or expected to vest at December 31, 2012	7 years 22 days
Exercisable at December 31, 2012	6 years 4 days
Aggregate Intrinsic Value
Outstanding at January 1, 2012	$ 1,868
Outstanding at December 31, 2012	1,878	1,868
Vested or expected to vest at December 31, 2012	1,873
Exercisable at December 31, 2012	$ 1,614

Assumptions Used to Estimate Grant Date Fair Value of Nonvested Restricted Stock Units Using Monte Carlo Simulation (Detail) (Non Vested Restricted Stock Units)	12 Months Ended
Dec. 31, 2012
Non Vested Restricted Stock Units
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate, minimum	0.14%
Risk-free interest rate, maximum	0.24%
Expected volatility	36.91%
Expected dividends

Summary of Nonvested Restricted Stock Unit Activity (Detail) (Nonvested Restricted Stock Units, USD $)	12 Months Ended
Dec. 31, 2012
Nonvested Restricted Stock Units
Number of Nonvested Restricted Stock Units
Nonvested restricted stock units at January 1, 2012	16,864,616
Granted	9,501,144
Forfeited	(901,864)
Vested	(5,991,456)
Nonvested restricted stock units at December 31, 2012	19,472,440
Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2012	$ 1.58
Granted	$ 1.69
Forfeited	$ 1.72
Vested	$ 1.51
Nonvested restricted stock units at December 31, 2012	$ 1.66

Income Taxes - Additional Information (Detail)	12 Months Ended					12 Months Ended																																																			12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Abgent Inc. and its subsidiaries USD ($)	Dec. 31, 2012 China USD ($)	Dec. 31, 2012 China Minimum CNY	Dec. 31, 2012 China Maximum	Dec. 31, 2012 China High and New Technology Enterprises	Dec. 31, 2012 China WuXi AppTec Co., Ltd. Minimum	Dec. 31, 2012 China WuXi AppTec Co., Ltd. High and New Technology Enterprises	Dec. 31, 2010 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd.	Dec. 31, 2012 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2011 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Minimum	Dec. 31, 2008 China WuXi AppTec (Shanghai) Co., Ltd. High and New Technology Enterprises Maximum	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Wuhan) Co., Ltd	Dec. 31, 2010 China WuXi AppTec (Wuhan) Co., Ltd	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co., Ltd Minimum	Dec. 31, 2012 China WuXi AppTec (Wuhan) Co., Ltd Maximum	Dec. 31, 2012 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2010 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2009 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2008 China Shanghai SynTheAll PharmaTech Co., Ltd.	Dec. 31, 2012 China Shanghai SynTheAll PharmaTech Co., Ltd. Minimum	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Minimum	Dec. 31, 2012 China Shanghai SynTheAll PharmaTech Co., Ltd. Maximum	Dec. 31, 2011 China Shanghai SynTheAll PharmaTech Co., Ltd. Maximum	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2011 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2010 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou")	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Minimum	Dec. 31, 2012 China Abgent Biotechnology (Suzhou) Co., Ltd. ("Abgent Suzhou") Maximum	Dec. 31, 2012 China Other Subsidiaries	Dec. 31, 2011 China Other Subsidiaries	Dec. 31, 2012 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2010 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2009 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2008 China WuXi AppTec (Tianjin) Co., Ltd	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd Minimum	Dec. 31, 2011 China WuXi AppTec (Tianjin) Co., Ltd Maximum	Dec. 31, 2012 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2010 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2009 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2008 China WuXi AppTec (Suzhou) Co., Ltd.	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Minimum	Dec. 31, 2011 China WuXi AppTec (Suzhou) Co., Ltd. Maximum	Dec. 31, 2012 United States	Dec. 31, 2011 United States USD ($)	Dec. 31, 2012 United States Minimum	Dec. 31, 2012 United States Maximum	Dec. 31, 2012 Federal USD ($)	Dec. 31, 2012 State USD ($)	Dec. 31, 2012 State Minimum	Dec. 31, 2012 State Maximum	Dec. 31, 2012 HONG KONG Shanghai AppTec (HK) Limited
Income Taxes [Line Items]
Profit tax rate																																																															16.50%
PRC enterprise income tax rate	25.00%	25.00%	25.00%			25.00%														25.00%	25.00%	25.00%			25.00%	25.00%	25.00%							25.00%	25.00%	25.00%			25.00%	25.00%
Effective income tax rate, effective date						2008-01-01					2008-01-01
Transitional income tax rate period						5 years
Preferential enterprise tax rate									15.00%		15.00%				15.00%	15.00%	15.00%
Manufacturing foreign invested enterprises business term										10 years
Enterprise tax rate during transition period												11.00%	10.00%	9.00%
Preferential income tax rate period																		2008	2013				2012	2014						2012	2008	2014	2013				2012	2014								2008	2013						2008	2013
Enterprise income tax rate																									12.50%	12.50%	12.50%	0.00%	0.00%												12.50%	12.50%	12.50%	0.00%	0.00%			12.50%	12.50%	12.50%	0.00%	0.00%
Preferential tax rate																				15.00%					1500.00%	15.00%								1500.00%								15.00%							15.00%
Effective income tax rate, federal statutory rate																																																							34.00%
Effective income tax rate, state tax rate																																																									5.00%	10.00%
Uncertain tax benefits		$ 1,835,000	$ 1,070,000	$ 1,070,000																																																				$ 1,800,000
Deferred tax liabilities	4,906,000	2,701,000			1,100,000
Reduction due to lapse of statute of limitations	771,000	300,000
Undistributed earnings						337,600,000
Dividend withholding tax rate						10.00%
Operating loss carryforward						14,300,000																																																					11,100,000	6,800,000
Operating loss carryforward, expiration year							2013	2017																																																	2023	2031
Statute of limitations period if the underpayment of taxes is due to computational errors						3 years
Statute of limitations period if the underpayment of taxes is due to computational errors, special circumstance						5 years
Underpayment of tax liability, special circumstance							100,000
Statute of limitations period, transfer pricing adjustment						10 years
Income tax return, examination period																																																													3 years	4 years

Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income tax expense	$ 17,393	$ 16,606	$ 10,244
China
Income Taxes [Line Items]
Current tax expense	14,616	14,108	9,991
Deferred tax expense	(1,379)	(1,292)	(1,651)
United States
Income Taxes [Line Items]
Current tax expense	96	117	67
Deferred tax expense	4,002	3,586	1,795
Other Countries
Income Taxes [Line Items]
Current tax expense	57	89	39
Deferred tax expense	$ 1	$ (2)	$ 3

Principal Components of Deferred Income Tax Assets/Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets:
Inventory write down	$ 644	$ 1,544
Prepaid expenses and accruals	116	(49)
Target bonus accrual	2,213	1,615
Net operating loss	4,545
Other	1,537	1,418
Subtotal	9,055	4,528
Noncurrent deferred tax assets:
Net operating loss carryforwards	2,805	9,345
Deferred lease credit and deferred rent		1,228
Fixed asset basis difference		(2,082)
Intangible asset basis difference		(494)
Other	232	502
Subtotal	3,037	8,499
Total deferred tax assets	12,092	13,027
Current deferred tax liabilities:
Unrealized foreign exchange gains and losses	64	68
Others	688	147
Subtotal	752	215
Noncurrent deferred tax liabilities:
Intangible asset basis difference	2,707	2,293
Others	1,447	193
Subtotal	4,154	2,486
Total deferred tax liabilities	$ 4,906	$ 2,701

Reconciliation Between Total Income Tax Expense and Amount Computed by Applying Statutory Income Tax Rate to Income Before Taxes (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	3.40%	3.30%	(4.60%)
Expenses not deductible for tax purposes
Entertainment expenses	0.20%	0.20%	0.10%
Goodwill impairment	0.40%
Decrease of unrecognized tax benefit	(0.70%)
Other expenses	(0.70%)	0.10%	(0.80%)
Reduced tax rate impact	(9.90%)	(10.40%)	(10.80%)
Deferred tax effect due to tax rate change	(0.30%)	(1.10%)	1.40%
Tax true-up	(0.70%)	(0.10%)	(0.20%)
Effective tax rate	16.70%	17.00%	10.10%

Roll-Forward of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance as of January 1	$ 1,835	$ 1,070	$ 1,070
Addition for tax positions related to the current period		1,065
Decrease related to settlement with tax authority	(1,064)
Reduction due to lapse of statute of limitations	(771)	(300)
Balance as of December 31		$ 1,835	$ 1,070

Computation of Basic And Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Income attributable to holders of ordinary shares-basic and diluted	$ 86,584	$ 80,979	$ 90,811
Weighted-average ordinary shares outstanding used in computing basic earnings per share	568,366,612	567,076,049	556,338,146
Plus: Shares attributable to convertible notes, if converted	2,488,636	22,771,002	22,771,002
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	11,523,501	13,670,825	18,413,425
Shares used in calculating diluted earnings per share	582,378,749	603,517,876	597,522,573
Basic earnings per share	$ 0.15	$ 0.14	$ 0.16
Diluted earnings per share	$ 0.15	$ 0.13	$ 0.15

Outstanding Securities Excluded from Calculation of Diluted Earnings Per Share (Detail) (Share options and nonvested restricted stock units granted)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share options and nonvested restricted stock units granted
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	3,803,339	4,335,607	6,462,924

Distribution Of Profits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distribution of Profits [Line Items]
Appropriations to general reserves	$ 31.6	$ 30.2	$ 28.9
Restricted portion of registered net assets	$ 186.9

Employee Retirement Benefit Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Four Zero One K Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Company's contribution as percentage of employees contribution	30.00%
Company's contribution as percentage of employees base compensation	1.80%
Company's contribution, amount	$ 0.4	$ 0.3	$ 0.3
China
Defined Benefit Plan Disclosure [Line Items]
Cost of contributions to staff retirement plans	$ 11.2	$ 7.8	$ 4.2

Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	$ 17.5
Due 2014
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	5.75
Due 2016
Commitments and Contingencies Disclosure [Line Items]
Committed capital contribution In joint venture	11.75
PRC and U.S.
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	10.5	9.7	8.2
China
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	4.9
Payment for residential apartments	$ 4

Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 9,116
2014	8,623
2015	7,339
2016	7,247
2017 and thereafter	$ 17,689

Customers that Contributed Greater than 10% of Net Revenues (Detail) (Sales Revenue, Services, Net)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A
Concentration Risk [Line Items]
Percentage of net revenue	16.20%	15.30%	18.40%
Customer B
Concentration Risk [Line Items]
Percentage of net revenue		10.70%

Customers with Greater than 10% Outstanding Accounts Receivable (Detail) (Accounts Receivable, Customer A)	12 Months Ended
Dec. 31, 2012
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Percentage of accounts receivable	15.90%

Segment Report - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales revenue, services	$ 499,912,000	[1]	$ 407,177,000	[1]	$ 334,061,000	[1]
Manufacturing Services
Segment Reporting Information [Line Items]
Sales revenue, services			20,400,000		15,900,000
Cost of revenue			$ 12,700,000		$ 8,700,000

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).

Selected Revenue and Expense Information for Each Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenues from external customers	$ 499,912	[1]	$ 407,177	[1]	$ 334,061	[1]
Cost of revenues	(316,674)	[1]	(250,733)	[1]	(206,469)	[1]
Gross profit	183,238		156,444		127,592
Laboratory services
Segment Reporting Information [Line Items]
Net revenues from external customers	382,890	[1]	311,638	[1]	278,908	[1]
Cost of revenues	(235,148)	[1]	(184,882)	[1]	(166,436)	[1]
Gross profit	147,742		126,756		112,472
Manufacturing services
Segment Reporting Information [Line Items]
Net revenues from external customers	117,022	[1]	95,539	[1]	55,153	[1]
Cost of revenues	(81,526)	[1]	(65,851)	[1]	(40,033)	[1]
Gross profit	$ 35,496		$ 29,688		$ 15,120

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).

Summary of Revenues by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 500,340		$ 407,459		$ 334,160
Sales tax	(428)		(282)		(99)
Sales revenue, services	499,912	[1]	407,177	[1]	334,061	[1]
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	328,301		271,346		239,028
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	82,531		44,730		42,167
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 89,508		$ 91,383		$ 52,965

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).

Summary of Net Revenues from Business Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue from External Customer [Line Items]
Sales revenue, services	$ 499,912	[1]	$ 407,177	[1]	$ 334,061	[1]
Discovery Services
Revenue from External Customer [Line Items]
Sales revenue, services	231,908	[2]	196,399	[2]	183,604	[2]
Development Services
Revenue from External Customer [Line Items]
Sales revenue, services	61,335	[2]	34,946	[2]	19,814	[2]
U.S. Testing Services
Revenue from External Customer [Line Items]
Sales revenue, services	89,647		80,293		75,490
Manufacturing services
Revenue from External Customer [Line Items]
Sales revenue, services	$ 117,022	[1]	$ 95,539	[1]	$ 55,153	[1]

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).
[2]	Discovery Services and Development Services combined were reported as China-Based Laboratory Services in the Company's quarterly earnings releases, which are filled on Form 6-K.

Summary of Long-lived Asset by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 264,381	$ 245,694
China
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	246,816	227,513
United States
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 17,565	$ 18,181

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Agency service fees	$ 0.1	$ 0.1	$ 0.2

Subsequent Events - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended			1 Months Ended
	Jan. 24, 2011 Revolving Credit Facility	Jan. 28, 2010 Revolving Credit Facility USD ($)	Dec. 30, 2011 Revolving Credit Facility USD ($)	Feb. 05, 2013 Subsequent Event Revolving Credit Facility CNY	Mar. 06, 2013 Subsequent Event Repurchase of Equity USD ($)	Mar. 06, 2013 Subsequent Event Repurchase of Equity Minimum	Mar. 06, 2013 Subsequent Event Repurchase of Equity Maximum
Subsequent Event [Line Items]
Share repurchase approval amount					$ 100
Share repurchase approval period						18 months	24 months
Line of credit facility, maturity period	1 year	1 year		1 year
Line of credit facility, maximum borrowing capacity		$ 20	$ 25	150

Condensed Financial Statements - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 54,133	$ 71,368	$ 115,401	$ 80,510
Other current assets	9,752	10,605
Total current assets	395,960	335,100
Non-current assets:
Other non-current assets	19,749	19,469
Total assets	742,535	663,854
Current liabilities:
Short-term borrowings	59,089	28,661
Convertible notes-current		35,864
Accrued liabilities	27,411	20,913
Other tax payable	1,581	2,196
Other current liabilities	6,910	5,785
Total current liabilities	147,421	142,753
Total liabilities	164,312	158,128
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2011 and 2012; 570,489,352 and 561,121,002 issued and outstanding as of December 31, 2011 and 2012, respectively)	11,222	11,410
Additional paid-in capital	331,714	345,832
Accumulated deficit	188,604	103,159
Accumulated other comprehensive income	46,683	45,325
Total equity	578,223	505,726	392,830	280,133
Total liabilities and equity	742,535	663,854
Parent Company
Current assets:
Cash and cash equivalents	1,539	1,980	5,461	3,909
Dividends receivable	5,774	49,038
Other current assets	2,357	1,143
Total current assets	9,670	52,161
Non-current assets:
Investment in subsidiaries	568,879	511,913
Other non-current assets	41	115
Total assets	578,590	564,189
Current liabilities:
Short-term borrowings		20,000
Convertible notes-current		35,864
Accrued liabilities	311	494
Other tax payable	43	285
Other current liabilities	13	1,820
Total current liabilities	367	58,463
Total liabilities	367	58,463
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2011 and 2012; 570,489,352 and 561,121,002 issued and outstanding as of December 31, 2011 and 2012, respectively)	11,222	11,410
Additional paid-in capital	331,715	345,832
Accumulated deficit	188,604	103,159
Accumulated other comprehensive income	46,682	45,325
Total equity	578,223	505,726	392,830	280,133
Total liabilities and equity	$ 578,590	$ 564,189

Condensed Financial Statements - Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, shares issued	561,121,002	570,489,352
Ordinary shares, shares outstanding	561,121,002	570,489,352
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.02	$ 0.02
Ordinary shares, shares authorized	5,002,500,000	5,002,500,000
Ordinary shares, shares issued	561,121,002	570,489,352
Ordinary shares, shares outstanding	561,121,002	570,489,352

Condensed Financial Statements - Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating expenses:
Selling and marketing expenses	$ (15,335)		$ (10,271)		$ (9,086)
General and administrative expenses	(70,324)		(56,954)		(46,640)
Operating loss	(93,819)		(72,634)		(56,094)
Equity in earnings of subsidiaries	(642)
Other income, net	8,548		8,509		28,410
Interest expense	(1,718)		(790)		(436)
Interest income	7,728		6,056		1,583
Income tax expense	(17,393)		(16,606)		(10,244)
Net income	86,584		80,979		90,811
Other comprehensive income:
Comprehensive income	87,942		99,786		100,249
Parent Company
Operating expenses:
Selling and marketing expenses					(75)
General and administrative expenses	(14,441)	[1]	(11,473)	[1]	(10,449)	[1]
Operating loss	(14,441)		(11,473)		(10,524)
Equity in earnings of subsidiaries	96,284		90,212		75,287
Other income, net	4,947		2,685		26,298
Interest expense	(985)		(445)		(250)
Interest income	9
Income before income taxes	85,814		80,979		90,811
Income tax expense	770
Net income	86,584		80,979		90,811
Other comprehensive income:
Equity in other comprehensive income of unconsolidated subsidiaries	1,358		18,807		9,438
Comprehensive income	$ 87,942		$ 99,786		$ 100,249

[1]	General and administrative expenses include $3.5 million, $3.5 million and $3.7 million of share-based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively. These amounts have been classified as cost of revenues in the consolidated statements of comprehensive income for WuXi PharmaTech (Cayman) Inc.

Condensed Financial Statements - Statements of Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 14,314	$ 11,473	$ 10,085
General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	10,178	7,667	6,328
Parent Company
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	13,329	10,227	9,210
Parent Company | General and administrative expenses
Condensed Financial Statements, Captions [Line Items]
Share-based compensation	$ 3,700	$ 3,500	$ 3,500

Condensed Financial Statements - Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 505,726	$ 392,830	$ 280,133
Issuance of ordinary shares pursuant to share option plan (in shares)		1,752,184
Issuance of ordinary shares pursuant to share option plan		1,380	1,637	2,363
Share-based compensation expense		14,314	11,473	10,085
Conversion of convertible bond		35,864
Repurchase of ordinary shares issued for convertible notes (shares)	(22,771,021)
Repurchase of ordinary shares issued for convertible notes		(37,003)
Repurchase of ordinary shares		(30,000)
Currency translation adjustment		1,358	18,807	9,438
Net income		86,584	80,979	90,811
Ending Balance		578,223	505,726	392,830
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		505,726	392,830	280,133
Issuance of ordinary shares pursuant to share option plan		1,380	1,637	2,363
Share-based compensation expense		14,314	11,473	10,085
Conversion of convertible bond		35,864
Repurchase of ordinary shares issued for convertible notes		(37,003)
Repurchase of ordinary shares		(30,000)
Currency translation adjustment		1,358	18,807	9,438
Net income		86,584	80,979	90,811
Ending Balance		578,223	505,726	392,830
Ordinary
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)		570,489,352	560,972,080	550,609,256
Beginning Balance		11,410	11,219	11,012
Issuance of ordinary shares pursuant to share option plan (in shares)		7,743,594	9,517,272	10,362,824
Issuance of ordinary shares pursuant to share option plan		155	191	207
Conversion of convertible bond (in shares)		22,771,021
Conversion of convertible bond		455
Repurchase of ordinary shares issued for convertible notes (shares)		(22,771,021)
Repurchase of ordinary shares issued for convertible notes		(455)
Repurchase of ordinary shares (shares)		(17,111,944)
Repurchase of ordinary shares		(343)
Ending Balance (in shares)		561,121,002	570,489,352	560,972,080
Ending Balance		11,222	11,410	11,219
Ordinary | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)		570,489,352	560,972,080	550,609,256
Beginning Balance		11,410	11,219	11,012
Issuance of ordinary shares pursuant to share option plan (in shares)		7,743,594	9,517,272	10,362,824
Issuance of ordinary shares pursuant to share option plan		155	191	207
Conversion of convertible bond (in shares)		22,771,021
Conversion of convertible bond		455
Repurchase of ordinary shares issued for convertible notes (shares)		(22,771,021)
Repurchase of ordinary shares issued for convertible notes		(455)
Repurchase of ordinary shares (shares)		(17,111,944)
Repurchase of ordinary shares		(343)
Ending Balance (in shares)		561,121,002	570,489,352	560,972,080
Ending Balance		11,222	11,410	11,219
Additional Paid-In Capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		345,832	332,913	320,672
Issuance of ordinary shares pursuant to share option plan		1,225	1,446	2,156
Share-based compensation expense		14,314	11,473	10,085
Conversion of convertible bond		35,409
Repurchase of ordinary shares issued for convertible notes		(35,409)
Repurchase of ordinary shares		(29,657)
Ending Balance		331,714	345,832	332,913
Additional Paid-In Capital | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		345,832	332,913	320,672
Issuance of ordinary shares pursuant to share option plan		1,225	1,446	2,156
Share-based compensation expense		14,314	11,473	10,085
Conversion of convertible bond		35,409
Repurchase of ordinary shares issued for convertible notes		(35,409)
Repurchase of ordinary shares		(29,657)
Ending Balance		331,714	345,832	332,913
Retained Earnings (Deficit)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		103,159	22,180	(68,631)
Repurchase of ordinary shares issued for convertible notes		(1,139)
Net income		86,584	80,979	90,811
Ending Balance		188,604	103,159	22,180
Retained Earnings (Deficit) | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		103,159	22,180	(68,631)
Repurchase of ordinary shares issued for convertible notes		(1,139)
Net income		86,584	80,979	90,811
Ending Balance		188,604	103,159	22,180
Accumulated Other Comprehensive Income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		45,325	26,518	17,080
Currency translation adjustment		1,358	18,807	9,438
Ending Balance		46,683	45,325	26,518
Accumulated Other Comprehensive Income | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		45,325	26,518	17,080
Currency translation adjustment		1,358	18,807	9,438
Ending Balance		$ 46,683	$ 45,325	$ 26,518

Condensed Financial Statements - Statements of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 86,584	$ 80,979	$ 90,811
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	14,314	11,473	10,085
Loss (gain) on forward contracts marked to market	(2,053)	1,600	(2,258)
Changes in assets and liabilities:
Other current assets	1,250	(332)	(3,737)
Other non-current assets	6	237	2,888
Other taxes payable	1,511	184	(157)
Accrued liabilities	6,431	(1,698)	3,006
Net cash provided by operating activities	131,055	101,064	125,654
Investing activities:
Net cash provided by (used in) investing activities	(117,577)	(178,534)	(61,802)
Financing activities:
Repayment of short-term bank borrowings	(46,853)	(27,500)	(34,374)
Proceeds from short-term bank borrowings	77,241	55,950
Proceeds from exercise of share options	1,381	1,637	2,363
Repurchase of ordinary shares issued for convertible notes	(37,003)
Repurchase of ordinary shares	(30,000)
Net cash provided by (used in) financing activities	(31,239)	29,772	(32,262)
Net increase (decrease) in cash and cash equivalents	(17,235)	(44,033)	34,891
Cash and cash equivalents at beginning of year	71,368	115,401	80,510
Cash and cash equivalents at end of year	54,133	71,368	115,401
Parent Company
Operating activities:
Net income	86,584	80,979	90,811
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	13,329	10,227	9,210
Equity in earnings of subsidiaries	(96,284)	(90,212)	(75,287)
Loss (gain) on forward contracts marked to market	(2,460)	1,199	(745)
Changes in assets and liabilities:
Other current assets	210	(163)	670
Other non-current assets	74	74	74
Other current liabilities	(770)		(1)
Other taxes payable	(243)	59	(425)
Accrued liabilities	(183)	(269)	(1,115)
Net cash provided by operating activities	257	1,894	23,192
Investing activities:
Long-term investment in subsidiaries	(11,275)	(32,012)	(14,003)
Dividends received from subsidiaries	43,183	5,000
Intercompany loan received from subsidiaries	53,016
Net cash provided by (used in) investing activities	84,924	(27,012)	(14,003)
Financing activities:
Repayment of short-term bank borrowings	(20,000)		(10,000)
Proceeds from short-term bank borrowings		20,000
Proceeds from exercise of share options	1,381	1,637	2,363
Repurchase of ordinary shares issued for convertible notes	(37,003)
Repurchase of ordinary shares	(30,000)
Net cash provided by (used in) financing activities	(85,622)	21,637	(7,637)
Net increase (decrease) in cash and cash equivalents	(441)	(3,481)	1,552
Cash and cash equivalents at beginning of year	1,980	5,461	3,909
Cash and cash equivalents at end of year	1,539	1,980	5,461
Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received		$ 40,634

Schedule One - Additional Information (Detail) (Parent Company, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Dividends declared by subsidiaries	$ 5,774	$ 49,038
Dividends received from subsidiaries	43,183	5,000
WuXi AppTec Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends declared by subsidiaries		31,100
Dividends received from subsidiaries	25,300	5,000
WuXi AppTec (Shanghai) Co., Ltd.
Condensed Financial Statements, Captions [Line Items]
Dividends declared by subsidiaries		13,800
Dividends received from subsidiaries	$ 17,900